BOND FUNDS (A, B, C AND ADVISOR CLASS SHARES)

PROSPECTUS  |  JANUARY 31, 2011

The AllianceBernstein Bond Funds

Stability                                                  Absolute Return
(Shares Offered--Exchange Ticker Symbol)                   (Shares Offered--Exchange Ticker Symbol)

    AllianceBernstein Short Duration Portfolio                 AllianceBernstein Diversified Yield Fund
    (Class A-ADPAX; Class B-ADPBX; Class C-ADPCX)              (Class A-AGSAX; Class B-AGSBX;
                                                                 Class C-AGCCX; Advisor Class-AGSIX)

Core                                                       High Income
(Shares Offered--Exchange Ticker Symbol)                   (Shares Offered--Exchange Ticker Symbol)

    AllianceBernstein Intermediate Bond Portfolio              AllianceBernstein High Income Fund
    (Class A-ABQUX; Class B-ABQBX;                             (Class A-AGDAX; Class B-AGDBX;
      Class C-ABQCX; Advisor Class-ABQYX)                        Class C-AGDCX; Advisor Class-AGDYX)

    AllianceBernstein Global Bond Fund
    (Class A-ANAGX; Class B-ANABX;
      Class C-ANACX; Advisor Class-ANAYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     [LOGO]
       AB
ALLIANCEBERNSTEIN

INVESTMENT PRODUCTS OFFERED
..  ARE NOT FDIC INSURED
..  MAY LOSE VALUE
..  ARE NOT BANK GUARANTEED

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                               Page
SUMMARY INFORMATION...........................................   4
STABILITY
  ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO..................   4
CORE
  ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO...............   8
  ALLIANCEBERNSTEIN GLOBAL BOND FUND..........................  12
ABSOLUTE RETURN
  ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND....................  16
HIGH INCOME
  ALLIANCEBERNSTEIN HIGH INCOME FUND..........................  20
ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS.  26

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to provide safety of principal and a moderate rate of return that is subject to taxes.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 43 of the Fund's
Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                        CLASS B SHARES
                                                                                        (NOT CURRENTLY
                                                                                CLASS A   OFFERED TO   CLASS C
                                                                                SHARES  NEW INVESTORS) SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              4.25%        None        None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None       3.00%(a)    1.00%(b)
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None         None        None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                          CLASS A CLASS B CLASS C
-----------------------------------------------------------------
Management Fees                            .45%     .45%    .45%
Distribution and/or Service (12b-1) Fees   .30%    1.00%   1.00%
Other Expenses:
  Transfer Agent                           .10%     .15%    .11%
  Other Expenses                           .09%     .09%    .09%
                                           ----    -----   -----
Total Other Expenses                       .19%     .24%    .20%
                                           ----    -----   -----
Total Annual Fund Operating Expenses       .94%    1.69%   1.65%
                                           ====    =====   =====
-----------------------------------------------------------------

(a)Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.

(b)For Class C shares, the CDSC is 0% after the first year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C
---------------------------------------
After 1 Year    $  517  $  472  $  268
After 3 Years   $  712  $  633  $  520
After 5 Years   $  923  $  918  $  897
After 10 Years  $1,531  $1,616  $1,955
---------------------------------------

4

You would pay the following expenses if you did not redeem your shares at the end of period:

                CLASS A CLASS B CLASS C
---------------------------------------
After 1 Year    $  517  $  172  $  168
After 3 Years   $  712  $  533  $  520
After 5 Years   $  923  $  918  $  897
After 10 Years  $1,531  $1,616  $1,955
---------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests at least 80% of its total assets in securities rated A or better by national ratings agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated commercial paper and notes.
The Fund may purchase many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, inflation-protected securities, loan participations and preferred stock, as well as others. The Fund also may invest up to 20% of its total assets in foreign fixed-income securities in developed or emerging market countries. The Fund also may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment grade.

The Fund may invest up to 20% of its fixed-income securities rated BB or B by national rating agencies, which are not investment grade (commonly known as
"junk bonds").

The Fund seeks to maintain an effective duration of one to three years under normal market conditions. Duration is a measure that related the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average time to maturity expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity.

In managing the Fund, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Fund may moderately shorten its average duration when the Adviser expects interest rates to rise and modestly lengthen its average duration when the Adviser anticipates that rates will fall.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest, without limit, in derivatives, such as options, futures, forwards and swaps. The Fund also may invest up to 20% of its assets in structured instruments, which have characteristics of futures, options, currencies, and securities.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

                                                                             5

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings ("junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

..  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Fund is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over the life of the
   Fund; and

..  how the Fund's average annual returns for one and five years and over the life of the Fund compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

6

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

    01     02     03     04     05     06     07     08      09     10
   ----   ----   ----   ----   ----   ----   ----   ------  ----   ----
    n/a    n/a    n/a   0.92   1.02   3.75   3.50   -4.18   6.52   2.90

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 2.32% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN
-1.79% IN THE 1ST QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                                         SINCE
                                                                        1 YEAR 5 YEARS INCEPTION*
-------------------------------------------------------------------------------------------------
Class A**  Return Before Taxes                                          -1.48%  1.54%    1.37%
           --------------------------------------------------------------------------------------
           Return After Taxes on Distributions                          -1.90%  0.44%    0.33%
           --------------------------------------------------------------------------------------
           Return After Taxes on Distributions and Sale of Fund Shares  -0.96%  0.67%    0.56%
-------------------------------------------------------------------------------------------------
Class B    Return Before Taxes                                          -0.77%  1.72%    1.38%
-------------------------------------------------------------------------------------------------
Class C    Return Before Taxes                                           1.18%  1.73%    1.23%
-------------------------------------------------------------------------------------------------
BofA Merrill Lynch 1-3 Year Treasury Index
(reflects no deduction for fees, expenses, or taxes)                     2.35%  4.17%    3.17%
-------------------------------------------------------------------------------------------------

* Inception date for Class A, Class B and Class C shares: 5/21/03.

**After-tax returns:

   -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have different expense ratios;

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE            LENGTH OF SERVICE  TITLE
----------------------------------------------------------------------------
Jon P. Denfeld         Since 2008      Vice President of the Adviser

Shawn E. Keegan        Since 2005      Vice President of the Adviser

Alison M. Martier      Since 2009      Senior Vice President of the Adviser

Douglas J. Peebles     Since 2009      Senior Vice President of the Adviser

Greg J. Wilensky       Since 2009      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 25 in this Prospectus.

                                                                             7

ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the
Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                               CLASS B SHARES
                                                   CLASS A (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS
                                                   SHARES    TO NEW INVESTORS)    SHARES       SHARES
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%            None            None       None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None           3.00%(a)        1.00%(b)     None
---------------------------------------------------------------------------------------------------------
Exchange Fee                                        None             None            None       None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                       CLASS A CLASS B CLASS C ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                          .45%    .45%    .45%       .45%
Distribution and/or Service (12b-1) Fees                                                 .30%   1.00%   1.00%       None
Other Expenses:
  Transfer Agent                                                                         .17%    .22%    .18%       .17%
  Interest Expense and Related Expenses                                                  .06%    .07%    .06%       .05%
  Other Expenses                                                                         .13%    .14%    .14%       .13%
                                                                                       ------  ------  ------     ------
Total Other Expenses                                                                     .36%    .43%    .38%       .35%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses                                                    1.11%   1.88%   1.83%       .80%
                                                                                       ======  ======  ======     ======
  Fee Waiver and/or Expense Reimbursement(c)                                           (.20)%  (.26)%  (.22)%     (.20)%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)    .91%   1.62%   1.61%       .60%
                                                                                       ======  ======  ======     ======
----------------------------------------------------------------------------------------------------------------------------

(a)Class B shares automatically convert to Class A shares after six years. The
   CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%
   annually to 0% after the third year.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(d)If interest expenses were excluded, net expenses would be as follows:

                     CLASS A CLASS B CLASS C ADVISOR CLASS
                     -------------------------------------
                      .85%    1.55%   1.55%      .55%

8

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  514  $  465  $  264      $ 61
After 3 Years   $  744  $  666  $  554      $235
After 5 Years   $  992  $  992  $  970      $425
After 10 Years  $1,702  $1,794  $2,130      $971
-----------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of period:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  514  $  165  $  164      $ 61
After 3 Years   $  744  $  566  $  554      $235
After 5 Years   $  992  $  992  $  970      $425
After 10 Years  $1,702  $1,794  $2,130      $971
-----------------------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital.
The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in
non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

The Fund expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

                                                                             9

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

10

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

    01     02     03     04     05     06     07      08      09     10
   ----   ----   ----   ----   ----   ----   ----   -----   -----   ----
   7.36   7.67   3.69   3.48   1.94   3.97   5.68   -8.26   19.18   9.20

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 7.86% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN
-4.57% IN THE 3RD QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                            1 YEAR 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
Class A*       Return Before Taxes                                          4.61%   4.67%   4.74%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions                          3.21%   3.09%   3.06%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  2.97%   3.04%   3.03%
---------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          5.45%   4.95%   4.80%
---------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          7.46%   4.86%   4.47%
---------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          9.52%   5.89%   5.50%
---------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)                        6.54%   5.80%   5.84%
---------------------------------------------------------------------------------------------------

* After-tax Returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios.

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE            LENGTH OF SERVICE  TITLE
----------------------------------------------------------------------------
Paul J. DeNoon         Since 2009      Senior Vice President of the Adviser

Shawn E. Keegan        Since 2005      Vice President of the Adviser

Alison M. Martier      Since 2005      Senior Vice President of the Adviser

Douglas J. Peebles     Since 2007      Senior Vice President of the Adviser

Greg J. Wilensky       Since 2005      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 25 in this Prospectus.

                                                                             11

ALLIANCEBERNSTEIN GLOBAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the
Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                               CLASS B SHARES
                                                   CLASS A (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS
                                                   SHARES    TO NEW INVESTORS)    SHARES       SHARES
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%            None            None       None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None           3.00%(a)        1.00%(b)     None
---------------------------------------------------------------------------------------------------------
Exchange Fee                                        None             None            None       None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                       CLASS A CLASS B CLASS C ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                          .50%    .50%    .50%       .50%
Distribution and/or Service (12b-1) Fees                                                 .30%   1.00%   1.00%       None
Other Expenses:
  Transfer Agent                                                                         .10%    .12%    .10%       .10%
  Interest Expense and Related Expenses                                                  .08%    .08%    .07%       .06%
  Other Expenses                                                                         .04%    .06%    .06%       .06%
                                                                                       ------  ------  ------     ------
Total Other Expenses                                                                     .22%    .26%    .23%       .22%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses                                                    1.02%   1.76%   1.73%       .72%
                                                                                       ======  ======  ======     ======
  Fee Waiver and/or Expense Reimbursement(c)                                           (.04)%  (.08)%  (.06)%     (.06)%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)    .98%   1.68%   1.67%       .66%
                                                                                       ======  ======  ======     ======
----------------------------------------------------------------------------------------------------------------------------

(a)Class B shares automatically convert to Class A shares after six years. The
   CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%
   annually to 0% after the third year.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year to year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(d)If interest expenses were excluded, net expenses would be as follows:

                     CLASS A CLASS B CLASS C ADVISOR CLASS
                     -------------------------------------
                      .90%    1.60%   1.60%      .60%

12

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  521  $  471  $  270      $ 67
After 3 Years   $  732  $  646  $  539      $224
After 5 Years   $  961  $  947  $  933      $395
After 10 Years  $1,617  $1,692  $2,036      $889
-----------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of period:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  521  $  171  $  170      $ 67
After 3 Years   $  732  $  546  $  539      $224
After 5 Years   $  961  $  947  $  933      $395
After 10 Years  $1,617  $1,692  $2,036      $889
-----------------------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The
Fund may invest across all fixed-income sectors, including U.S. and non-U.S.
government and corporate debt securities. The Fund's investments may be denominated in local currency or U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The
Fund may use borrowings or other leverage for investment purposes.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Adviser will actively manage the Fund's assets in relation to market conditions and general economic conditions and adjust the Fund's investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

                                                                             13

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the
   Fund's investments.

..  DIVERSIFICATION RISK: The Fund may have more risk because it is
   "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

14

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

    01     02     03     04     05     06     07      08     09     10
   ----  -----  -----   ----   ----   ----   ----  ------  -----   ----
   0.31  10.68  15.13   6.87   9.71   6.57   9.90  -10.71  23.96   9.53

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 11.30% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-5.57% IN THE 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                              1 YEAR 5 YEARS 10 YEARS
-----------------------------------------------------------------------------------------------------
Class A*         Return Before Taxes                                           4.90%  6.34%   7.38%
                 ------------------------------------------------------------------------------------
                 Return After Taxes on Distributions                           3.55%  4.39%   4.85%
                 ------------------------------------------------------------------------------------
                 Return After Taxes on Distributions and Sale of Fund Shares   3.16%  4.23%   4.74%
-----------------------------------------------------------------------------------------------------
Class B          Return Before Taxes                                           5.78%  6.53%   7.35%
-----------------------------------------------------------------------------------------------------
Class C          Return Before Taxes                                           7.73%  6.52%   7.07%
-----------------------------------------------------------------------------------------------------
Advisor Class**  Return Before Taxes                                           9.71%  7.56%   8.15%
-----------------------------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index (U.S. hedged)
(reflects no deduction for fees, expenses, or taxes)                          -1.33%  3.50%   4.33%
-----------------------------------------------------------------------------------------------------

* After-tax Returns:

   -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**Inception date of Advisor Class shares: 11/05/07. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of
  Advisor Class shares.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE             LENGTH OF SERVICE  TITLE
-----------------------------------------------------------------------------
Paul J. DeNoon          Since 2002      Senior Vice President of the Adviser

Scott DiMaggio          Since 2005      Senior Vice President of the Adviser

Michael L. Mon          Since 2003      Vice President of the Adviser

Douglas J. Peebles      Since 1992      Senior Vice President of the Adviser

Matthew S. Sheridan     Since 2007      Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 25 in this Prospectus.

                                                                             15

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the
Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                               CLASS B SHARES
                                                   CLASS A (NOT CURRENTLY OFFERED CLASS C   ADVISOR CLASS
                                                   SHARES    TO NEW INVESTORS)    SHARES       SHARES
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%            None            None       None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption
proceeds, whichever is lower)                       None           4.00%(a)        1.00%(b)     None
---------------------------------------------------------------------------------------------------------
Exchange Fee                                        None             None            None       None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                    CLASS A CLASS B CLASS C ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                       .50%    .50%    .50%       .50%
Distribution and/or Service (12b-1) Fees                                              .30%   1.00%   1.00%       None
Other Expenses:
  Transfer Agent                                                                      .12%    .17%    .13%       .12%
  Other Expenses                                                                      .63%    .63%    .63%       .61%
                                                                                    ------  ------  ------     ------
Total Other Expenses                                                                  .75%    .80%    .76%       .73%
                                                                                    ------  ------  ------     ------
Total Annual Fund Operating Expenses                                                 1.55%   2.30%   2.26%      1.23%
                                                                                    ======  ======  ======     ======
  Fee Waiver and/or Expense Reimbursement(c)                                        (.65)%  (.70)%  (.66)%     (.63)%
                                                                                    ------  ------  ------     ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement    .90%   1.60%   1.60%       .60%
                                                                                    ======  ======  ======     ======
-------------------------------------------------------------------------------------------------------------------------

(a)Class B shares automatically convert to Class A shares after eight years.
   The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%
   annually to 0% after the fourth year.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year to year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  513  $  563  $  263     $   61
After 3 Years   $  833  $  851  $  643     $  339
After 5 Years   $1,175  $1,167  $1,150     $  637
After 10 Years  $2,139  $2,393  $2,544     $1,485
-----------------------------------------------------

16

You would pay the following expenses if you did not redeem your shares at the end of period:

                                    CLASS A CLASS B CLASS C ADVISOR CLASS
-------------------------------------------------------------------------
After 1 Year                        $  513  $  163  $  163     $   61
After 3 Years                       $  833  $  651  $  643     $  339
After 5 Years                       $1,175  $1,167  $1,150     $  637
After 10 Years                      $2,139  $2,393  $2,544     $1,485
-------------------------------------------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.
companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

                                                                             17

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the
   Fund's investments.

..  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

    01     02     03     04     05     06     07      08     09     10
  -----   ----  -----   ----   ----   ----   ----  ------  -----   ----
  -2.81   5.04  15.61   6.13   4.81   4.46   6.38  -16.52  19.20   7.38

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-9.62% IN THE 4TH QUARTER, 2008.

18

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                            1 YEAR 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------
Class A*       Return Before Taxes                                          2.82%   2.61%   4.09%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions                          1.87%   1.31%   2.26%
               ------------------------------------------------------------------------------------
               Return After Taxes on Distributions and Sale of Fund Shares  1.82%   1.45%   2.36%
---------------------------------------------------------------------------------------------------
Class B        Return Before Taxes                                          2.63%   2.78%   4.10%
---------------------------------------------------------------------------------------------------
Class C        Return Before Taxes                                          5.64%   2.77%   3.80%
---------------------------------------------------------------------------------------------------
Advisor Class  Return Before Taxes                                          7.83%   3.80%   4.85%
---------------------------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index (U.S. hedged)
(reflects no deduction for fees, expenses, or taxes)                        4.61%   4.85%   5.20%
---------------------------------------------------------------------------------------------------
BofA Merrill Lynch 3-Month T-Bill Index                                     0.13%   2.43%   2.38%
---------------------------------------------------------------------------------------------------

* After-tax Returns:

   -Are shown for Class A shares only and will vary for Class B, Class C and
    Advisor Class shares because these Classes have different expense ratios.

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE             LENGTH OF SERVICE  TITLE
-----------------------------------------------------------------------------
Paul J. DeNoon          Since 2005      Senior Vice President of the Adviser

Joran Laird             Since 2009      Vice President of the Adviser

Douglas J. Peebles      Since 1996      Senior Vice President of the Adviser

Matthew S. Sheridan     Since 2006      Vice President of the Adviser

Greg J. Wilensky        Since 2008      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 25 in this Prospectus.

                                                                             19

ALLIANCEBERNSTEIN HIGH INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least
$100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 37 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 108 of the
Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                    CLASS B SHARES
                                                                       CLASS A (NOT CURRENTLY OFFERED TO CLASS C   ADVISOR CLASS
                                                                       SHARES       NEW INVESTORS)       SHARES       SHARES
--------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                     4.25%              None             None       None
--------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of offering
price or redemption proceeds, whichever is lower)                       None             3.00%(a)         1.00%(b)     None
--------------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                                            None               None             None       None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                       CLASS A CLASS B CLASS C ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                          .50%    .50%    .50%       .50%
Distribution and/or Service (12b-1) Fees                                                 .30%   1.00%   1.00%       None
Other Expenses:
  Transfer Agent                                                                         .12%    .16%    .12%       .12%
  Interest Expenses and Related Expenses                                                 .04%    .05%    .04%       .03%
  Other Expenses                                                                         .08%    .07%    .07%       .08%
                                                                                       ------  ------  ------     ------
Total Other Expenses                                                                     .24%    .28%    .23%       .23%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses                                                    1.04%   1.78%   1.73%       .73%
                                                                                       ======  ======  ======     ======
  Fee Waiver and/or Expense Reimbursement(c)                                           (.05)%  (.08)%  (.04)%     (.05)%
                                                                                       ------  ------  ------     ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(d)    .99%   1.70%   1.69%       .68%
                                                                                       ======  ======  ======     ======
----------------------------------------------------------------------------------------------------------------------------

(a)Class B shares automatically convert to Class A shares after six years. The
   CDSC decreases over time. For Class B shares, the CDSC decreases 1.00%
   annually to 0% after the third year.

(b)For Class C shares, the CDSC is 0% after the first year.

(c)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(d)If interest expenses were excluded, net expenses would be as follows:

                     CLASS A CLASS B CLASS C ADVISOR CLASS
                     -------------------------------------
                      .95%    1.65%   1.65%      .65%

20

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  522  $  473  $  272      $ 69
After 3 Years   $  737  $  653  $  541      $228
After 5 Years   $  970  $  958  $  935      $401
After 10 Years  $1,638  $1,715  $2,038      $902
-----------------------------------------------------

You would pay the following expenses if you did not redeem your shares at the end of period:

                CLASS A CLASS B CLASS C ADVISOR CLASS
-----------------------------------------------------
After 1 Year    $  522  $  173  $  172      $ 69
After 3 Years   $  737  $  553  $  541      $228
After 5 Years   $  970  $  958  $  935      $401
After 10 Years  $1,638  $1,715  $2,038      $902
-----------------------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short-
to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's or CCC+ or lower by S&P and Fitch) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may also make short sales of securities or maintain a short position.
The Fund is non-diversified, meaning it may invest more of its assets in a fewer number of issuers.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls.
The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

                                                                             21

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the
   Fund's investments.

..  DIVERSIFICATION RISK: The Fund may have more risk because it is
   "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

22

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                    [CHART]

    01     02     03     04     05     06     07      08     09     10
   ----  -----  -----  -----  -----  -----   ----  ------  -----  -----
   6.10  18.70  38.42  11.09  10.16  11.85   7.29  -26.52  61.74  16.80

                             Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 23.96% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-17.75% IN THE 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                                        1 YEAR 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------------
Class A*               Return Before Taxes                                              11.89%  9.78%   13.02%
                       ----------------------------------------------------------------------------------------
                       Return After Taxes on Distributions                               8.73%  6.43%    9.36%
                       ----------------------------------------------------------------------------------------
                       Return After Taxes on Distributions and Sale of Fund Shares       7.59%  6.35%    9.03%
---------------------------------------------------------------------------------------------------------------
Class B                Return Before Taxes                                              12.88%  9.88%   12.98%
---------------------------------------------------------------------------------------------------------------
Class C                Return Before Taxes                                              14.91%  9.88%   12.61%
---------------------------------------------------------------------------------------------------------------
Advisor Class**        Return Before Taxes                                              17.18% 11.10%   13.87%
---------------------------------------------------------------------------------------------------------------
JPMorgan Emerging Markets Bond Index Global ("EMBI Global") (U.S. Dollar-denominated)
(reflects no deduction for fees, expenses, or taxes)                                    12.04%  8.36%   10.29%
---------------------------------------------------------------------------------------------------------------
JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") (local currency-denominated)
(reflects no deduction for fees, expenses, or taxes)                                    13.08%  9.82%      N/A
---------------------------------------------------------------------------------------------------------------
Barclays Capital High Yield Index (2% Constrained) ("BC High Yield")
(reflects no deduction for fees, expenses, or taxes)                                    14.94%  8.91%    9.01%
---------------------------------------------------------------------------------------------------------------
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)     13.43%  9.19%      N/A
---------------------------------------------------------------------------------------------------------------

*  After-tax Returns:

   -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios;

   -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

   -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

** Inception date for Advisor Class shares: 1/28/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

                                                                             23

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE               LENGTH OF SERVICE  TITLE
-------------------------------------------------------------------------------
Paul J. DeNoon            Since 2002      Senior Vice President of the Adviser

Gershon M. Distenfeld     Since 2008      Senior Vice President of the Adviser

Douglas J. Peebles        Since 2002      Senior Vice President of the Adviser

Marco Santamaria          Since 2010      Vice President of the Adviser

Matthew S. Sheridan       Since 2005      Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 25 in this Prospectus.

24

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND
FINANCIAL INTERMEDIARIES

     .   PURCHASE AND SALE OF FUND SHARES

PURCHASE MINIMUMS

                                                                     INITIAL             SUBSEQUENT
---------------------------------------------------------------------------------------------------------------
Class A/Class C Shares, including traditional IRAs and Roth          $2,500                 $50
IRAs (Class B shares are not currently offered to new shareholders)
---------------------------------------------------------------------------------------------------------------
Automatic Investment Program                                          None                  $50
                                                                              If initial minimum investment is
                                                                                less than $2,500, then $200
                                                                               monthly until account balance
                                                                                       reaches $2,500
---------------------------------------------------------------------------------------------------------------
Advisor Class Shares (only available to fee-based programs or         None                  None
through other limited arrangements)
---------------------------------------------------------------------------------------------------------------

You may sell (redeem) your shares each day the New York Stock Exchange is open.
You may sell your shares through your financial intermediary or by mail
(AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX
78278-6003) or telephone (800-221-5672).

     .   TAX INFORMATION

Each Fund may make income dividends or capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

     .   PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                                                                             25

ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Funds'
investment practices and related risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them.
This Prospectus does not describe all of a Fund's investment practices and additional information about each Fund's risks and investments can be found in the Funds' SAIs.

DERIVATIVES
Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be
(i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Funds' investments in derivatives may include, but are not limited to, the following:

..  FORWARD CONTRACTS--A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract is either settled by physical delivery of the commodity or tangible asset to an agreed-upon location at a future date, rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Funds'
   investments in forward contracts may include the following:

 - Forward Currency Exchange Contracts. A Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies as described below under "Other
   Derivatives and Strategies--Currency Transactions." A Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the
   U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

..  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies.
   A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other
   Derivatives and Strategies--Currency Transactions."

..  OPTIONS--An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a
   "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date.
   Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds'
   investments in options include the following:

 - Options on Foreign Currencies. A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the
   U.S. Dollar value of foreign currency denominated securities held by a Fund

26

   and against increases in the U.S. Dollar cost of securities to be acquired.
   The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and
   Strategies--Currency Transactions."

 - Options on Securities. A Fund may purchase or write a put or call option on securities. A Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options.

 - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

..  SWAP TRANSACTIONS--A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates
   (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset
   (the "notional" principal amount). Except for currency swaps, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds' investments in swap transactions include the following:

 - Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). Unless there is a counterparty default, the risk of loss to the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

   An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

   There is no limit on the amount of interest rate transactions that may be entered into by a Fund. The value of these transactions will fluctuate based on changes in interest rates.

   Interest rate swap, swaption, cap and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a
   Fund's portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date.

 - Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the
   Consumer Price Index with respect to CPI swaps) over the term of the swap
   (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of a
   Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

 - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.
   If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. If the reference obligation is a defaulted security, physical delivery of the security will cause

                                                                             27

   a Fund to hold a defaulted security. If a Fund is a buyer and no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

   Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

 - Currency Swaps. A Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other
   Derivatives and Strategies--Currency Transactions." Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

 - Total Return Swaps. A Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.

..  OTHER DERIVATIVES AND STRATEGIES--

 - Eurodollar Instruments. Eurodollar instruments are essentially
   U.S. Dollar-denominated futures contracts or options that are linked to the
   London Interbank Offered Rate (LIBOR). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

 - Structured Instruments. As part of its investment program and to maintain greater flexibility, a Fund may invest in structured instruments. Structured instruments, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a structured instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying
   Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "Benchmarks"). Thus, structured instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Structured instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular structured instrument, changes in a Benchmark may be magnified by the terms of the structured instrument and have an even more dramatic and substantial effect upon the value of the structured instrument.
   Also, the prices of the structured instrument and the Benchmark or
   Underlying Asset may not move in the same direction or at the same time.

   Structured instruments can have volatile prices and limited liquidity, and their use by a Fund may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk.

 - Currency Transactions. A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage a Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by a Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

FORWARD COMMITMENTS
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a

28

merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued"
trade).

A Fund may invest significantly in TBA-mortgage-backed securities. A TBA or "To
Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date;
however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA,
the Federal National Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. There is the risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the
Funds limit their investments in illiquid securities to 15% of their net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") or certain commercial paper)
may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INFLATION-PROTECTED SECURITIES
Inflation-protected securities, or IPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

The value of inflation-protected securities tends to react to changes in real interest rates. In general, the price of an inflation-protected security can fall when real interest rates rise, and can rise when real interest rates fall.
In addition, the value of inflation-protected securities can fluctuate based on fluctuations in expectations of inflation. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

INVESTMENT IN OTHER INVESTMENT COMPANIES
The Funds (except for AllianceBernstein Short Duration Portfolio) may invest in other investment companies as permitted by the Investment Company Act of 1940
(the "1940 Act") or the rules and regulations thereunder. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. A Fund may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act or any applicable rules, exemptive orders or regulatory guidance.

LOAN PARTICIPATIONS
A Fund may invest in corporate loans either by participating as co-lender at the time the loan is originated or by buying an interest in the loan in the secondary market from a financial institution or institutional investor. The financial status of an institution interposed between a Fund and a borrower may affect the ability of the Fund to receive principal and interest payments.

The success of a Fund may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers.
Agent banks typically have broad discretion in enforcing loan agreements.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
A Fund may invest in mortgage-related or other asset-backed securities.
Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations.

The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities.
During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them

                                                                             29

to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a
Fund may not be able to realize the rate of return it expected.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments
(including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities.

A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations
("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

A Fund may invest in other asset-backed securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations.

PREFERRED STOCK
A Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants'
perceptions of the issuer's ability to continue to pay dividends, than debt of the issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion may begin, a certain number of common shares per preferred shares, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
A Fund may enter into repurchase agreements in which a Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed- upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a
Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND OTHER BORROWINGS
A Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leverage risk for a Fund. In addition, reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the purchase price.

Dollar rolls involve sales by a Fund of securities for delivery in the current month and the Fund's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities.
A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop")
as well as by the interest earned on the cash proceeds of the initial sale.

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting

30

rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
A Fund (except for ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO) may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or that pays a coupon that is high in relative and/or absolute terms, or that is denominated in a currency other than the
U.S. Dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase.

STANDBY COMMITMENT AGREEMENTS
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

STRUCTURED SECURITIES AND BASKET SECURITIES
A Fund may invest in various types of structured securities and basket securities. Structured securities are securities issued in structured financing transactions, which generally involve aggregating types of debt assets in a pool or special purpose entity and then issuing new securities. Types of structured financings include securities described elsewhere in this
Prospectus, such as mortgage-related and other asset-backed securities. A
Fund's investments include investments in structured securities that represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of particular debt obligations.
This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or high yield bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow from the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the payment of another class.
Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Basket securities in which a Fund may invest may consist of entities organized and operated for the purpose of holding a basket of other securities. Baskets involving debt obligations may be designed to represent the characteristics of some portion of the debt securities market or the entire debt securities market.

SOVEREIGN DEBT OBLIGATIONS
No established secondary markets may exist for many sovereign debt obligations.
Reduced secondary market liquidity may have an adverse effect on the market price and a Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations may also make it more difficult for a Fund to obtain accurate market quotations for the purpose of valuing its portfolio. Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

By investing in sovereign debt obligations, the Funds will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. Political changes in a country may affect the willingness of a foreign government to make or provide for timely payments of its

                                                                             31

obligations. The country's economic status, as reflected in, among other things, its inflation rate, the amount of its external debt and its gross domestic product, will also affect the government's ability to honor its obligations.

The Funds are permitted to invest in sovereign debt obligations that are not current in the payment of interest or principal or are in default so long as the Adviser believes it to be consistent with the Funds' investment objectives.
The Funds may have limited legal recourse in the event of a default with respect to certain sovereign debt obligations they hold. For example, remedies from defaults on certain sovereign debt obligations, unlike those on private debt, must, in some cases, be pursued in the courts of the defaulting party itself. Legal recourse therefore may be significantly diminished. Bankruptcy, moratorium, and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. The political context, expressed as the willingness of an issuer of sovereign debt obligations to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of securities issued by foreign governments in the event of default under commercial bank loan agreements.

VARIABLE, FLOATING AND INVERSE FLOATING RATE INSTRUMENTS
Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a
"floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

ZERO COUPON AND PRINCIPAL-ONLY SECURITIES
Zero coupon securities and principal-only (PO) securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

ADDITIONAL RISK AND OTHER CONSIDERATIONS
Investments in the Funds involve the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

BORROWING AND LEVERAGE
The Funds may use borrowings for investment purposes subject to applicable statutory or regulatory requirements. Borrowings by a Fund result in leveraging of the Fund's shares. A Fund may also use leverage for investment transactions by entering into transactions such as reverse repurchase agreements, forward contracts and dollar rolls. This means that a Fund uses cash made available during the term of these transactions to make investments in other fixed-income securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to a Fund's shareholders. These include a higher volatility of the NAV of a Fund's shares and the relatively greater effect on the NAV of the shares. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings or the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the interest expense on borrowings or the carrying costs of leveraged transactions approaches the net return on a
Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced. If the interest expense on borrowings or the carrying costs of leveraged transactions were to exceed the net return to shareholders, a Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense on borrowings or the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests in foreign fixed-income securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of
U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying

32

degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a
Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S.
securities. Substantially less information is publicly available about certain
non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved.
In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as
Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the
Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

Algeria                                Hong Kong                              Poland
Argentina                              Hungary                                Qatar
Belize                                 India                                  Romania
Brazil                                 Indonesia                              Russia
Bulgaria                               Israel                                 Singapore
Chile                                  Jamaica                                Slovakia
China                                  Jordan                                 Slovenia
Colombia                               Kazakhstan                             South Africa
Costa Rica                             Lebanon                                South Korea
Cote D'Ivoire                          Malaysia                               Taiwan
Croatia                                Mexico                                 Thailand
Czech Republic                         Morocco                                Trinidad & Tobago
Dominican Republic                     Nigeria                                Tunisia
Ecuador                                Pakistan                               Turkey
Egypt                                  Panama                                 Ukraine
El Salvador                            Peru                                   Uruguay
Guatemala                              Philippines                            Venezuela

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN (NON-U.S.) CURRENCIES
A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those

                                                                             33

currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

A Fund may also invest directly in foreign currencies for non-hedging purposes directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund's NAV to fluctuate.

INVESTMENT IN BELOW INVESTMENT GRADE FIXED-INCOME SECURITIES
Investments in securities rated below investment grade (commonly known as "junk bonds") may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

UNRATED SECURITIES
A Fund may invest in unrated securities when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities that are consistent with the
Fund's objective and policies.

FUTURE DEVELOPMENTS
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the
Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
A Fund's Board of Directors (the "Board") may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with
60 days' prior written notice of any change to the Fund's investment objective.
Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest in certain types of short-term, liquid, investment grade or high quality (depending on the Fund)
debt securities. While a Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAIs.

34

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Fund that are offered in this Prospectus.
ALLIANCEBERNSTEIN INTERMEDIATE BOND, ALLIANCEBERNSTEIN DIVERSIFIED YIELD,
ALLIANCEBERNSTEIN GLOBAL BOND and ALLIANCEBERNSTEIN HIGH INCOME offer four classes of shares and ALLIANCEBERNSTEIN SHORT DURATION offers three classes of shares through this Prospectus. Retirement shares of ALLIANCEBERNSTEIN
INTERMEDIATE BOND, ALLIANCEBERNSTEIN DIVERSIFIED YIELD, ALLIANCEBERNSTEIN
GLOBAL BOND and ALLIANCEBERNSTEIN HIGH INCOME are available through a separate prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The 'Pros' and
'Cons' of Different Share Classes" below. ONLY CLASS A SHARES OFFER QUANTITY
DISCOUNTS ON SALES CHARGES, as described under "Sales Charge Reduction
Programs" below.

HOW TO BUY SHARES
The purchase of a Fund's shares is priced at the next determined NAV after your order is received in proper form.

CLASS A, CLASS B AND CLASS C SHARES
EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE FUNDS TO NEW
INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING
CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH EXCHANGE OF CLASS B
SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL FUND, OR (III) AS OTHERWISE
DESCRIBED BELOW.

You may purchase a Fund's Class A, Class B, or Class C shares through financial intermediaries, such as broker-dealers or banks. You also may purchase shares directly from the Funds' principal underwriter, AllianceBernstein Investments,
Inc., or ABI.

PURCHASE MINIMUMS AND MAXIMUMS

MINIMUMS:*

--Initial:     $2,500
--Subsequent:  $   50

*These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment
 Program" and "Retirement Plans, Tax-Deferred Accounts and Employee Benefit
 Plans" below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI.

MAXIMUM INDIVIDUAL PURCHASE AMOUNT:

--Class A shares        None
--Class B shares  $  100,000
--Class C shares  $1,000,000

Your broker or financial advisor must receive your purchase request by 4:00
p.m., Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable initial sales charge.

If you are an existing Fund shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding
$500,000. AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call 800-221-5672 to arrange a transfer from your bank account.

ADVISOR CLASS SHARES
You may purchase Advisor Class shares through your financial advisor at NAV.
Advisor Class shares may be purchased and held solely:

..  through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

..  through a defined contribution employee benefit plan (e.g., a 401(k) plan)
   that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

..  by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

The Funds' SAIs have more detailed information about who may purchase and hold
Advisor Class shares.

RETIREMENT PLANS, TAX-DEFERRED ACCOUNTS AND EMPLOYEE BENEFIT PLANS
Special eligibility rules apply to these types of investments. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

..  Traditional and Roth IRAs (the minimums listed in the table above apply);

..  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

..  AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum);

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans; and

..  certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Fund.

Group retirement plans that selected Class B shares as an investment alternative under their plans before September 2, 2003 may continue to purchase
Class B shares.

Class C shares are available to AllianceBernstein Link, AllianceBernstein
Individual 401(k), and AllianceBernstein SIMPLE IRA plans with less than
$250,000 in plan assets and

                                                                             35

100 employees, and to group retirement plans with plan assets of less than
$1,000,000.

REQUIRED INFORMATION
A Fund is required by law to obtain, verify, and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or, if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or
FINRA, member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the
Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund
Application.

GENERAL
ABI may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. ONLY CLASS A SHARES OFFER QUANTITY DISCOUNTS as described below.

                           WHAT IS A RULE 12B-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in a Fund's fee table included in Summary Information section above.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES
Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1)
fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is up to:

                                  DISTRIBUTION AND/OR SERVICE
                                    (RULE 12B-1) FEE (AS A
                                    PERCENTAGE OF AGGREGATE
                                   AVERAGE DAILY NET ASSETS)
                   ------------------------------------------
                   Class A                    .30%
                   Class B                   1.00%
                   Class C                   1.00%
                   Advisor Class             None

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class B shares are subject to these higher fees for a period of six years, after which they convert to
Class A shares (except for ALLIANCEBERNSTEIN DIVERSIFIED YIELD Class B shares, which convert to Class A shares after eight years). Because higher fees mean a higher expense ratio, Class B and Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

CLASS A SHARES - INITIAL SALES CHARGE ALTERNATIVE
You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Any applicable sales charge will be deducted directly from your investment. Larger investments are subject to "breakpoints or quantity discounts" as discussed below. Purchases of Class A shares in the amount of $1,000,000 or more or by
AllianceBernstein or non-AllianceBernstein sponsored group retirement plans are not subject to an initial sales charge, but may be subject to a 1% CDSC if redeemed or terminated within one year.

36

CLASS B SHARES - DEFERRED SALES CHARGE ALTERNATIVE
EFFECTIVE JANUARY 31, 2009, SALES OF CLASS B SHARES OF THE FUNDS TO NEW
INVESTORS WERE SUSPENDED. CLASS B SHARES MAY ONLY BE PURCHASED (I) BY EXISTING
CLASS B SHAREHOLDERS AS OF JANUARY 31, 2009, (II) THROUGH EXCHANGE OF CLASS B
SHARES FROM ANOTHER ALLIANCEBERNSTEIN MUTUAL FUND, OR (III) AS OTHERWISE
DESCRIBED BELOW.

You can purchase Class B shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a CDSC if you redeem shares within three years (four years in the case of ALLIANCEBERNSTEIN DIVERSIFIED YIELD) of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts for Class B shares are:

ALLIANCEBERNSTEIN DIVERSIFIED YIELD:

                          YEAR SINCE PURCHASE   CDSC
                          ---------------------------
                          First                  4.0%
                          Second                 3.0%
                          Third                  2.0%
                          Fourth                 1.0%
                          Fifth and thereafter  None

ALL OTHER FUNDS:

                          YEAR SINCE PURCHASE    CDSC
                          ----------------------------
                          First                   3.0%
                          Second                  2.0%
                          Third                   1.0%
                          Fourth and thereafter  None

If you exchange your shares for the Class B shares of another AllianceBernstein
Mutual Fund, the CDSC also will apply to the Class B shares received. If you redeem your shares and directly invest the proceeds in units of
CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The
CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares or purchase of CollegeBoundfund units.

Class B shares purchased for cash automatically convert to Class A shares six years after the end of the month of your purchase (except for Class B shares of
ALLIANCEBERNSTEIN DIVERSIFIED YIELD, which automatically convert to Class A shares eight years after the end of the month of your purchase). If you purchase shares by exchange for the Class B shares of another AllianceBernstein
Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES - ASSET-BASED SALES CHARGE ALTERNATIVE
You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another AllianceBernstein
Mutual Fund, the 1% CDSC also will apply to the Class C shares received. If you redeem your shares and directly invest the proceeds in units of
CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The
1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares or purchase of
CollegeBoundfund units.

Class C shares do not convert to any other class of shares of the Fund.

                          HOW IS THE CDSC CALCULATED?
  The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the AllianceBernstein Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

ADVISOR CLASS SHARES - FEE-BASED PROGRAM ALTERNATIVE
You may purchase Advisor Class shares through your financial advisor. Advisor
Class shares are not subject to any initial or contingent sales charges, although your financial advisor may charge a fee.

SALES CHARGE REDUCTION PROGRAMS
THIS SECTION INCLUDES IMPORTANT INFORMATION ABOUT SALES CHARGE REDUCTION
PROGRAMS AVAILABLE TO INVESTORS IN CLASS A SHARES AND DESCRIBES INFORMATION OR
RECORDS YOU MAY NEED TO PROVIDE TO A FUND OR YOUR FINANCIAL INTERMEDIARY IN
ORDER TO BE ELIGIBLE FOR SALES CHARGE REDUCTION PROGRAMS.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at
www.AllianceBernstein.com (click on "AllianceBernstein Mutual Fund
Investors -US" then "Investment Insights--Investor Education" then "Sales
Charge Reduction Programs"). More information on BREAKPOINTS and other sales charge waivers is available in the Funds' SAI.

                         You Can Reduce Sales Charges
                          When Buying Class A Shares.

BREAKPOINTS OR QUANTITY DISCOUNTS OFFERED BY THE FUNDS
The Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as BREAKPOINTS, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

BREAKPOINTS or QUANTITY DISCOUNTS allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in
Class A shares of a Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

                                                                             37

The sales charge schedule of Class A share QUANTITY DISCOUNTS is as follows:

                                            INITIAL SALES CHARGE
                                            ------------------
                                             AS % OF    AS % OF
                                            NET AMOUNT  OFFERING
                 AMOUNT PURCHASED            INVESTED    PRICE
                 -----------------------------------------------
                 Up to $100,000                4.44%      4.25%
                 $100,000 up to $250,000       3.36       3.25
                 $250,000 up to $500,000       2.30       2.25
                 $500,000 up to $1,000,000     1.78       1.75
                 $1,000,000 and above          0.00       0.00

RIGHTS OF ACCUMULATION
To determine if a new investment in Class A shares is eligible for a QUANTITY
DISCOUNT, a shareholder can combine the value of the new investment in a Fund with the value of existing investments in the Fund, any other AllianceBernstein
Mutual Fund, AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is the participant. The AllianceBernstein Mutual
Funds use the current NAV of your existing investments when combining them with your new investment.

COMBINED PURCHASE PRIVILEGES
A shareholder may qualify for a QUANTITY DISCOUNT by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other AllianceBernstein
Mutual Fund, including AllianceBernstein Institutional Funds, by:

..  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts;

..  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

..  the employee benefit plans of a single employer; or

..  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

LETTER OF INTENT
An investor may not immediately invest a sufficient amount to reach a QUANTITY
DISCOUNT, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a QUANTITY DISCOUNT. For these situations, the Funds offer a LETTER OF INTENT, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund or any AllianceBernstein Mutual Fund within 13 months. The
Fund will then apply the QUANTITY DISCOUNT to each of the investor's purchases of Class A shares that would apply to the total amount stated in the LETTER OF
INTENT. If an investor fails to invest the total amount stated in the LETTER OF
INTENT, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current
NAV. Investors qualifying for a Combined Purchase Privilege may purchase shares under a single LETTER OF INTENT.

REQUIRED SHAREHOLDER INFORMATION AND RECORDS
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide information or records to his or her financial intermediary or a Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or other AllianceBernstein
Mutual Funds held in:

..  all of the shareholder's accounts at the Funds or a financial intermediary;

..  any account of the shareholder at another financial intermediary; and

..  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

OTHER PROGRAMS
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AllianceBernstein programs: DIVIDEND REINVESTMENT PROGRAM, DIVIDEND DIRECTION PLAN and
REINSTATEMENT PRIVILEGE as described below.

CLASS A SHARES - PURCHASES NOT SUBJECT TO SALES CHARGES
The Funds may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

..  AllianceBernstein Link, AllianceBernstein Individual 401(k), and
   AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or
   100 employees;

..  persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by
   ABI, under which persons pay an asset-based fee for services in the nature of investment advisory or administrative services;

..  plan participants who roll over amounts distributed from employer maintained retirement plans to AllianceBernstein-sponsored IRAs where the plan is a client of or serviced by AllianceBernstein's Institutional Investment
   Management or Bernstein Global Wealth Management Divisions, including subsequent contributions to those IRAs; or

..  certain other investors, such as investment management clients of the
   Adviser or its affiliates, including clients and prospective clients of the
   Adviser's AllianceBernstein Institutional Investment Management Division,
   employees of selected dealers authorized to sell a Fund's shares, and employees of the Adviser.

Please see the Funds' SAIs for more information about purchases of Class A shares without sales charges.

38

CDSC WAIVERS AND OTHER PROGRAMS

                        Here Are Some Ways To Avoid Or
                        Minimize Charges On Redemption.

CDSC WAIVERS
The Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

..  permitted exchanges of shares;

..  following the death or disability of a shareholder;

..  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2;

..  if the proceeds of the redemption are invested directly in a
   CollegeBoundfund account; or

..  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

DIVIDEND REINVESTMENT PROGRAM
Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund under the Fund's Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend
Reinvestment Program.

DIVIDEND DIRECTION PLAN
A shareholder who already maintains accounts in more than one AllianceBernstein
Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one Fund, in any amount, without the payment of any sales charges, in shares of the same class of one or more other AllianceBernstein
Mutual Fund(s).

AUTOMATIC INVESTMENT PROGRAM
The Automatic Investment Program allows investors to purchase shares of a Fund through pre-authorized transfers of funds from the investor's bank account.
Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor's account balance is $2,500 or more. Shareholders who committed to monthly investments of $25 or more through the Automatic
Investment Program by October 15, 2004 will be able to continue their program despite the $50 monthly minimum discussed above. As of January 31, 2009, the
Automatic Investment Program is available for purchase of Class B shares only if a shareholder was enrolled in the Program prior to January 31, 2009. Please see the Funds' SAIs for more details.

REINSTATEMENT PRIVILEGE
A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

SYSTEMATIC WITHDRAWAL PLAN
The Funds offer a systematic withdrawal plan that permits the redemption of
Class A, Class B or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of a Fund account would be free of a CDSC. Shares would be redeemed so that Class B shares not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) would be redeemed first and Class B shares that are held the longest would be redeemed next. For Class A and Class
C shares, shares held the longest would be redeemed first.

THE "PROS" AND "CONS" OF DIFFERENT SHARE CLASSES
The decision as to which class of shares is most beneficial to you depends on the amount you intend to invest, how long you expect to own shares, and expenses associated with owning a particular class of shares. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Although investors in Class B shares do not pay an initial sales charge, Class
B shares may be more costly than Class A shares before they convert to Class A shares due to their substantially higher Rule 12b-1 fees. Class B shares redeemed within three years (four years for ALLIANCEBERNSTEIN DIVERSIFIED
YIELD) of purchase are also subject to a CDSC. Class B shares are designed for investors with an intermediate-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a
CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling
Class A, Class B, or Class C shares. See "Payments to Financial Advisors and their Firms" below.

OTHER
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C, or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Funds, including requirements as to the minimum initial and subsequent investment amounts.

                                                                             39

YOU SHOULD CONSULT YOUR FINANCIAL ADVISOR FOR ASSISTANCE IN CHOOSING A CLASS OF
FUND SHARES.

PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Funds. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC, and/or Rule 12b-1 fee that you or the Funds may pay.
Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

All or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans.

ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment for sales of Class B shares and an amount equal to 1% of your investment for sales of Class C shares.

For Class A and Class C shares, up to 100% and, for Class B shares, up to 30%
of the Rule 12b-1 fees applicable to these Classes of shares each year may be paid to financial intermediaries.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

  Your financial advisor's firm receives compensation from the Funds, ABI, and/or the Adviser in several ways from various sources, which include some or all of the following:

  - upfront sales commissions;
  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read the Prospectus carefully for information on this compensation.

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the
AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual
Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2011, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the
AllianceBernstein Mutual Funds, or approximately $18.0 million. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein
Mutual Funds or approximately $16.5 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a
"preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual
Fund shares. Please see "Management of the Funds--Transfer Agency and
Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating
Expenses" in the Summary Information at the beginning of the Prospectus.

40

  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS
  THAN ANOTHER YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM MAY HAVE AN INCENTIVE
  TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY IF YOUR FINANCIAL
  ADVISOR OR HIS OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE
  SHARE CLASS VERSUS ANOTHER THEN THEY MAY HAVE AN INCENTIVE TO RECOMMEND THAT
  CLASS.

  PLEASE SPEAK WITH YOUR FINANCIAL ADVISOR TO LEARN MORE ABOUT THE TOTAL
  AMOUNTS PAID TO YOUR FINANCIAL ADVISOR AND HIS OR HER FIRM BY THE FUNDS, THE
  ADVISER, ABI, AND BY SPONSORS OF OTHER MUTUAL FUNDS HE OR SHE MAY RECOMMEND
  TO YOU. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR FINANCIAL ADVISOR AT
  THE TIME OF PURCHASE.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  Advisor Group, Inc.
  Ameriprise Financial Services
  AXA Advisors
  Bank of America
  Cadaret, Grant & Co.
  CCO Investment Services Corp.
  Chase Investment Services
  Commonwealth Financial Network
  Donegal Securities
  Financial Network Investment Company
  LPL Financial Corporation
  Merrill Lynch
  Morgan Stanley Smith Barney
  Multi-Financial Securities Corporation
  Northwestern Mutual Investment Services
  PrimeVest Financial Services
  Raymond James
  RBC Wealth Management
  Robert W. Baird
  UBS Financial Services
  Wells Fargo Advisors
  Wells Fargo Investments

Although the Funds may use brokers and dealers that sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of
AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other
AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares. Exchanges of shares are made at the next-determined
NAV, without sales or service charges, after your order is received in proper form. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. Your exchange of shares is priced at the next-determined NAV after your order is received in proper form. You may request an exchange by mail or telephone. In order to receive a day's NAV, ABIS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the
New York Stock Exchange, or Exchange, is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to
15 days). For Advisor Class shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

SELLING SHARES THROUGH YOUR BROKER OR OTHER FINANCIAL ADVISOR
Your broker or financial advisor must receive your sales request by 4:00 p.m.,
Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

SELLING SHARES DIRECTLY TO THE FUND
BY MAIL:
..  Send a signed letter of instruction or stock power, along with certificates, to:

          AllianceBernstein Investor Services, Inc.
          P.O. Box 786003
          San Antonio, TX 78278-6003

..  For certified or overnight deliveries, send to:

          AllianceBernstein Investor Services, Inc.
          8000 IH 10 W, 4th floor
          San Antonio, TX 78230

..  For your protection, a bank, a member firm of a national stock exchange or another eligible guarantor institution must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact ABIS.

                                                                             41

BY TELEPHONE:
..  You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

..  ABIS must receive and confirm a telephone redemption request by 4:00 p.m.,
   Eastern time, for you to receive that day's NAV, less any applicable CDSC.

..  For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the
   Fund nor the Adviser, ABIS, ABI or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

..  If you have selected electronic funds transfer in your Mutual Fund
   Application, the redemption proceeds will be sent directly to your bank.
   Otherwise, the proceeds will be mailed to you.

..  Redemption requests by electronic funds transfer or check may not exceed
   $100,000 per Fund account per day.

..  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in
Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the
Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a
Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The
Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Funds may be adversely affected by price arbitrage.

POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the
Funds should be made for investment purposes only. The Funds will seek to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

..  TRANSACTION SURVEILLANCE PROCEDURES. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time.
   Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be

42

  identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

..  ACCOUNT BLOCKING PROCEDURES. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current
   Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be
   "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their transactions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of
   Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated at the close of regular trading on the Exchange
(ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's
Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S.
exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to its oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to the Adviser. The Adviser has established a Valuation
Committee, which operates under the policies and procedures approved by the
Board, to value the Fund's assets on behalf of the Fund. The Valuation
Committee values Fund assets as described above.

                                                                             43

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New
York, New York 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of September 30, 2010, totaling approximately $484 billion (of which more than $81 billion represented assets of investment companies). As of September 30, 2010, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 33 of the nation's FORTUNE 100 companies), for public employee retirement funds in 38 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, the 35 registered investment companies managed by the Adviser, comprising 115 separate investment portfolios, have approximately 3.2 million accounts.

The Adviser provides investment advisory services and order placement facilities for each of the Funds. For these advisory services, each Fund paid the Adviser during its most recent fiscal year a management fee as a percentage of average daily net assets as follows:

                                         FEE AS A PERCENTAGE OF
                                           AVERAGE DAILY NET    FISCAL YEAR
    FUND                                         ASSETS            ENDED
    -----------------------------------------------------------------------
    AllianceBernstein Short Duration              .45%            9/30/10
    AllianceBernstein Intermediate Bond           .25%*          10/31/10
    AllianceBernstein Global Bond                 .45%*           9/30/10
    AllianceBernstein Diversified Yield           .00%*          10/31/10
    AllianceBernstein High Income                 .45%*          10/31/10

*Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement is available in the Fund's semi-annual report to shareholders. The Adviser may act as an investment adviser to other persons, firms, or corporations, including investment companies, hedge funds, pension funds, and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including a Fund. When two or more of the clients of the Adviser (including a
Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of, and investment decisions for, the Funds' portfolios are made by certain Investment Policy Teams. Each Investment Policy Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating each
Fund's investments.

The following table lists the Investment Policy Teams, the person within each
Investment Policy Team with the most significant responsibility for day-to-day management of each Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

                                                                     PRINCIPAL OCCUPATION(S)
FUND AND RESPONSIBLE TEAM  EMPLOYEE; YEAR; TITLE                  DURING THE PAST FIVE (5) YEARS
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Short   Jon P. Denfeld; since     Vice President of the Adviser, with which he has been
Duration Portfolio        2008; Vice President of   associated in a substantially similar capacity to his
U.S. Investment Grade:    the Adviser               current position since May 2008. Prior thereto, he was
Liquid Markets/Structured                           a Senior U.S. Portfolio Manager for UBS Global Asset
Products Investment Team                            Management from 2006 to 2007. Prior thereto, he
                                                    served as a Portfolio Manager for Shay Asset
                                                    Management since prior to 2006.

                          Shawn E. Keegan; since    Vice President of the Adviser, with which he has been
                          2005; Vice President of   associated in a substantially similar capacity to his
                          the Adviser               current position since prior to 2006.

                          Alison M. Martier; since  Senior Vice President of the Adviser, with which she
                          2009; Senior Vice         has been associated in a substantially similar capacity
                          President of the Adviser  to her current position since prior to 2006.
                          and Director of the
                          Fixed Income Senior
                          Portfolio Management Team

                          Douglas J. Peebles;       Senior Vice President of the Adviser, with which he has
                          since 2009; Senior Vice   been associated in a substantially similar capacity to his
                          President of the          current position since prior to 2006.
                          Adviser, and Chief
                          Investment Officer and
                          Head of Fixed Income

                          Greg J. Wilensky; since   Senior Vice President of the Adviser, with which he has
                          2009; Senior Vice         been associated in a substantially similar capacity to his
                          President of the Adviser  current position since prior to 2006.
                          and Director of Stable
                          Value Investments

44

                                                                   PRINCIPAL OCCUPATION(S)
FUND AND RESPONSIBLE TEAM  EMPLOYEE; YEAR; TITLE                DURING THE PAST FIVE (5) YEARS
-----------------------------------------------------------------------------------------------------------
AllianceBernstein         Paul J. DeNoon; since     Senior Vice President of the Adviser, with which he has
Intermediate Bond         2009; Senior Vice         been associated in a substantially similar capacity to
Portfolio                 President of the Adviser  his current position since prior to 2006.
U.S. Investment Grade     and Director of Emerging
Core Fixed Income Team    Market Debt

                          Shawn E. Keegan; since    (see above)
                          2005; (see above)

                          Alison M. Martier; since  (see above)
                          2005; (see above)

                          Douglas J. Peebles;       (see above)
                          since 2007; (see above)

                          Greg J. Wilensky; since   (see above)
                          2005; (see above)

AllianceBernstein Global  Paul J. DeNoon; since     (see above)
Bond Fund                 2002; (see above)
Global Fixed Income
Investment Team
                          Scott DiMaggio; since     Senior Vice President of the Adviser, with which he has
                          2005; Senior Vice         been associated in a substantially similar capacity to
                          President of the Adviser  his current position since prior to 2006.
                          and Director of Canada
                          Fixed Income

                          Michael L. Mon; since     Vice President of the Adviser, with which he has been
                          2003; Vice President of   associated in a substantially similar capacity to his
                          the Adviser               current position since prior to 2006.

                          Douglas J. Peebles;       (see above)
                          since 1992; (see above)

                          Matthew S. Sheridan;      Vice President of the Adviser, with which he has been
                          since 2007; Vice          associated in a substantially similar capacity to his
                          President of the Adviser  current position since prior to 2006.

AllianceBernstein         Paul J. DeNoon; since     (see above)
Diversified Yield Fund    2005; (see above)
Global Fixed Income
Investment Team and
Global Credit
Investment Team
                          Joran Laird; since 2009;  Vice President of the Adviser, with which he has been
                          Vice President of the     associated in a substantially similar capacity to his
                          Adviser                   current position since prior to 2006.

                          Douglas J. Peebles;       (see above)
                          since 1996; (see above)

                          Matthew S. Sheridan;      (see above)
                          since 2006; (see above)

                          Greg J. Wilensky; since   (see above)
                          2008; (see above)

AllianceBernstein High    Paul J. DeNoon; since     (see above)
Income Fund               2002; (see above)
Global Fixed Income Team
and Global Credit
Investment
Team
                          Gershon M. Distenfeld;    Senior Vice President of the Adviser, with which he has
                          since 2008; Senior Vice   been associated in a substantially similar capacity to
                          President of the Adviser  his current position since prior to 2006.

                          Douglas J. Peebles;       (see above)
                          since 2002; (see above)

                          Marco Santamaria; since   Vice President of the Adviser, with which he has been
                          2010; Vice President of   associated in a substantially similar capacity to his
                          the Adviser               current position since June 2010. Prior thereto, he was
                                                    a founding partner at Global Securities Advisors, an
                                                    emerging-market-oriented fixed-income hedge fund
                                                    since prior to 2006.

                          Matthew S. Sheridan;      (see above)
                          since 2005; (see above)

Additional information about the portfolio managers may be found in the Funds'
SAIs.

                                                                             45

PERFORMANCE OF A SIMILARLY MANAGED PORTFOLIO
The investment teams employed by the Adviser to manage ALLIANCEBERNSTEIN HIGH
INCOME FUND and ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO have substantial experience in managing discretionary accounts of institutional clients, pooled investment vehicles and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as the Funds. The Historical Accounts that are not registered investment companies are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code (the "Code") to which the Funds, as registered investment companies, are subject and which, if applicable to the Historical
Accounts, may have adversely affected the performance of the Historical
Accounts. With respect to ALLIANCEBERNSTEIN HIGH INCOME FUND, the Historical
Accounts' performance information is representative solely of the performance of a pooled investment vehicle that is not offered for sale in the United
States.

Set forth below is performance data provided by the Adviser relating to the
Historical Accounts managed by the investment team that manages each Fund's assets. Performance data is shown for the period during which the investment team of the Adviser managed the Historical Accounts through December 31, 2010.
The aggregate assets for the Historical Accounts managed by the High Income investment team and the Intermediate Bond investment team as of
September 30, 2010 were approximately $26.6 billion and $15.6 billion, respectively. The investment teams' Historical Accounts have a nearly identical composition of representative investment holdings and related percentage weightings. The performance data is net of all fees (including any portfolio transaction costs) charged to the Historical Accounts, calculated on a monthly basis. The highest fee payable for the Historical Accounts is 2.04% of assets for ALLIANCEBERNSTEIN HIGH INCOME FUND and .91% of assets for ALLIANCEBERNSTEIN
INTERMEDIATE BOND PORTFOLIO, annually. Net-of-fee performance figures reflect the compounding effect of such fees.

The data has not been adjusted to reflect any fees that will be payable by the
Funds, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Funds. Expenses associated with the distribution of Class A, Class B and Class C shares of the Funds in accordance with the plans adopted by the Boards of the Funds under Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical
Accounts on a trade-date basis. Income has been accrued daily and cash flows weighted daily. Composite investment performance for the Funds has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

A composite benchmark, comprised of the JPMorgan Emerging Markets Bond Index
Global ("EMBI Global"), the JPMorgan Government Bond Index-Emerging Markets
("GBI-EM") and the Barclays Capital High Yield Index (2% Constrained) ("BC High
Yield") on an equal weighted basis (the "High Income Composite Benchmark") is used by ALLIANCEBERNSTEIN HIGH INCOME FUND and its Historical Account, for
purposes of this example, as a benchmark to measure its relative performance.
EMBI Global tracks total returns for traded external debt instruments in the emerging markets, GBI-EM tracks total returns for local currency government bonds issued by emerging markets, and BC High Yield tracks the
U.S. Dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The Barclays Capital Aggregate Index ("BC Aggregate Index") is used by
ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO as a benchmark to measure its relative performance and is composed of securities from Barclays Capital
Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the
Asset-Backed Securities Index. The index's total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

To the extent the investment teams utilize investment techniques such as swaps, futures or options, the performance of the High Income Composite Benchmark and the BC Aggregate Index may not be substantially comparable to the performance of the investment teams' Historical Accounts. The High Income Composite
Benchmark and the BC Aggregate Index do not reflect the deduction of any fees or expenses associated with the active management of a mutual fund.

The performance data below is provided solely to illustrate the investment teams' performance in managing the Historical Accounts as measured against a broad based market index. The performance of the Funds will be affected by the performance of the investment team managing the Funds' assets. If the investment team were to perform relatively poorly, the performance of the Funds would suffer. Investors should not rely on the performance data of the
Historical Accounts as an indication of future performance of the Funds.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the
Funds' performance. The use of methodology different from that used to calculate performance could result in different performance data.

46

SCHEDULE OF HISTORICAL PERFORMANCE - HISTORICAL ACCOUNTS*

                                  HIGH INCOME     HIGH INCOME
                               HISTORICAL ACCOUNT  COMPOSITE                           BC HIGH
                                 TOTAL RETURN**    BENCHMARK  EMBI GLOBAL*** GBI-EM YIELD INDEX***
--------------------------------------------------------------------------------------------------
Year Ended December 31:
2010                                  15.62%         14.01%        12.04%    13.08%      14.94%
2009                                  60.62%         33.73%        28.18%    16.56%      58.76%
2008                                 -32.27%        -14.79%       -10.91%    -6.93%     -25.88%
2007                                   5.91%          8.19%         6.28%    16.28%       2.26%
2006                                  12.56%         10.97%         9.88%    11.96%      10.76%
2005                                   7.99%          5.46%        10.73%     2.87%       2.76%
2004                                  11.11%         15.36%        11.73%    23.12%      11.14%
2003                                  36.36%         24.06%        25.66%    17.79%      28.78%
2002                                   5.26%         13.66%        13.11%    29.11%       -.24%
2001                                 -10.44%           N/A          1.36%      N/A        5.46%
2000                                  -4.25%           N/A         14.41%      N/A       -5.79%
1999                                  18.76%           N/A         24.18%      N/A        2.39%
1998                                 -15.60%           N/A        -11.54%      N/A        1.87%
Cumulative total return for
 the period September 22,
 1997 (inception of
 Historical Account) to
 December 31, 2010                   121.73%           N/A        234.63%***   N/A      132.90%***
--------------------------------------------------------------------------------------------------

*  Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

***Net inception cumulative index returns are from December 31, 1997.

                                                                             INTERMEDIATE BOND   BC U.S.
                                                                            HISTORICAL ACCOUNTS AGGREGATE
                                                                              TOTAL RETURN**      INDEX
---------------------------------------------------------------------------------------------------------
Year Ended December 31:
2010                                                                                9.45%          6.54%
2009                                                                               18.77%          5.93%
2008                                                                               -5.41%          5.24%
2007                                                                                5.60%          6.97%
2006                                                                                5.26%          4.33%
2005                                                                                3.22%          2.43%
2004                                                                                5.48%          4.34%
2003                                                                                8.45%          4.10%
2002                                                                                7.93%         10.26%
Cumulative total return for the period June 30, 2001 (inception of
 Historical Accounts) to December 31, 2010                                         81.89%         70.18%
---------------------------------------------------------------------------------------------------------

*  Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

                                                                      SINCE
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION
   --------------------------------------------------------------------------
   High Income Historical Account   15.62%   7.94%  8.44%    8.75%    6.18%*
   High Income Composite Benchmark  14.01%   9.12%  9.30%     N/A      N/A
      EMBI Global                   12.04%   8.56%  8.36%   10.29%    9.74%**
      GBI-EM                        13.08%   7.06%  9.82%     N/A      N/A
      BC High Yield                 14.94%  10.59%  8.91%    9.01%    6.72%**
   --------------------------------------------------------------------------

* Inception date of Historical Account is September 22, 1997.

**Since inception average annual total returns are from December 31, 1997.

                                                                             47

                                                                    SINCE
                                           1 YEAR 3 YEARS 5 YEARS INCEPTION
    -----------------------------------------------------------------------
    Intermediate Bond Historical Accounts   9.45%  7.13%   6.45%    6.50%*
    BC U.S. Aggregate Index                 6.54%  5.90%   5.80%    5.76%*
    -----------------------------------------------------------------------

* Inception date of Historical Accounts is June 30, 2001.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance, and redemption of
Fund shares and disburses dividends and other distributions to Fund shareholders.

Many Fund shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. In those cases, the Funds often do not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. The Funds, ABI and/or the Adviser pay to these financial intermediaries and recordkeepers, including those that sell shares of the
AllianceBernstein Mutual Funds, fees for sub-transfer agency and recordkeeping services in amounts ranging up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services or transfer agency services are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the
beginning of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

48

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that
Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or, at your election, electronically via the
ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before
December 31, 2012, distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and
"qualified foreign corporations." Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or
December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the
Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to
"pass through" to the Fund's shareholders credits for foreign income taxes paid
(or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as a capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAIs for information on how you will be taxed as a result of holding shares in the Funds.

                                                                             49

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The
Funds reserve the right to close an account that has remained below $1,000 for
90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so.
Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number,
800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds.
In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Funds, all
AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

50

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

BONDS are interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bond holder a specified sum of money, usually at specified intervals, and to repay the principal amount of the loan at maturity.

FIXED-INCOME SECURITIES are investments, such as bonds, that pay a fixed rate of return.

NON-U.S. COMPANY or NON-U.S. ISSUER is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country,
(ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

SOVEREIGN DEBT OBLIGATIONS are foreign government debt securities, loan participations between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities.

SUPRANATIONAL ENTITIES are international organizations formed by two or more governments. Examples of supranational entities include the International Bank for Reconstruction and Development, the Inter-American Development Bank, the
Asian Development Bank, the African Development Bank, the International Finance
Corporation and the European Bank for Reconstruction and Development.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, or by certain government-sponsored entities (entities chartered by or sponsored by Act of
Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes, and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

THE BOFA MERRILL LYNCH 3-MONTH T-BILL INDEX is an unmanaged index that measures returns of three-month Treasury Bills.

THE BOFA MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index consisting of all public U.S. Treasury obligations having maturities from 1 to 2.99 years and reflects total return. This unmanaged index does not reflect fees and expenses and is not available for direct investment.

THE BARCLAYS CAPITAL U.S. AGGREGATE INDEX is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

THE BARCLAYS CAPITAL GLOBAL AGGREGATE INDEX is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Barclays Capital, including the U.S. Aggregate Index, the
Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific
Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

THE BARCLAYS CAPITAL HIGH YIELD INDEX is an unmanaged index generally representative of corporate bonds rated below investment grade.

THE JPMORGAN EMERGING MARKETS BOND INDEX GLOBAL is a broad-based, unmanaged index which tracks total return for external currency denominated debt in emerging markets.

THE JPMORGAN GOVERNMENT BOND INDEX-EMERGING MARKETS is a definitive local emerging markets debt benchmark that tracks local currency government bonds issued by emerging markets.

                                                                             51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single share of a class of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, the independent registered public accounting firm for all Funds, except
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO, whose independent registered public accounting firm is PricewaterhouseCoopers LLP, whose reports, along with each
Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

52

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                                                                             53

                                   INCOME FROM INVESTMENT OPERATIONS         LESS: DIVIDENDS AND DISTRIBUTIONS
                               --------------------------------------     --------------------------------------
                                                            NET INCREASE
                     NET ASSET                NET REALIZED   (DECREASE)   DIVIDENDS  DISTRIBUTIONS
                      VALUE,      NET        AND UNREALIZED IN NET ASSET   FROM NET     FROM NET     TOTAL DIVI-
FISCAL YEAR OR       BEGINNING INVESTMENT    GAIN (LOSS) ON  VALUE FROM   INVESTMENT REALIZED GAIN    DENDS AND
PERIOD               OF PERIOD INCOME (a)     INVESTMENTS    OPERATIONS     INCOME   ON INVESTMENTS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
SHORT DURATION
CLASS A
Year Ended 9/30/10    $11.65      $.16           $  .30        $  .46       $(.19)       $0.00          $(.19)
Year Ended 9/30/09     11.46       .31              .21           .52        (.33)        0.00           (.33)
Year Ended 9/30/08     12.24       .43             (.77)         (.34)       (.44)        0.00           (.44)
Year Ended 9/30/07     12.31       .51             (.05)          .46        (.53)        0.00           (.53)
Year Ended 9/30/06     12.39       .45             (.06)          .39        (.47)        0.00           (.47)

CLASS B
Year Ended 9/30/10    $11.64      $.08           $  .30        $  .38       $(.10)       $0.00          $(.10)
Year Ended 9/30/09     11.45       .23              .20           .43        (.24)        0.00           (.24)
Year Ended 9/30/08     12.24       .34             (.77)         (.43)       (.36)        0.00           (.36)
Year Ended 9/30/07     12.31       .43             (.06)          .37        (.44)        0.00           (.44)
Year Ended 9/30/06     12.39       .36             (.05)          .31        (.39)        0.00           (.39)

CLASS C
Year Ended 9/30/10    $11.64      $.08           $  .30        $  .38       $(.10)       $0.00          $(.10)
Year Ended 9/30/09     11.45       .24              .20           .44        (.25)        0.00           (.25)
Year Ended 9/30/08     12.23       .34             (.76)         (.42)       (.36)        0.00           (.36)
Year Ended 9/30/07     12.30       .43             (.06)          .37        (.44)        0.00           (.44)
Year Ended 9/30/06     12.38       .36             (.05)          .31        (.39)        0.00           (.39)

INTERMEDIATE BOND
CLASS A
Year Ended 10/31/10   $10.28      $.42(e)        $  .70        $ 1.12       $(.42)       $0.00          $(.42)
Year Ended 10/31/09     8.77       .44(e)          1.53          1.97        (.46)        0.00           (.46)
Year Ended 10/31/08    10.24       .50(e)         (1.49)         (.99)(h)    (.48)        0.00           (.48)
Year Ended 10/31/07    10.18       .42(e)           .06           .48        (.42)        0.00           (.42)
Year Ended 10/31/06    10.15       .41(e)           .04           .45        (.42)        0.00           (.42)

CLASS B
Year Ended 10/31/10   $10.28      $.35(e)        $  .70        $ 1.05       $(.35)       $0.00          $(.35)
Year Ended 10/31/09     8.77       .38(e)          1.52          1.90        (.39)        0.00           (.39)
Year Ended 10/31/08    10.23       .42(e)         (1.47)        (1.05)(h)    (.41)        0.00           (.41)
Year Ended 10/31/07    10.18       .35(e)(i)        .05           .40        (.35)        0.00           (.35)
Year Ended 10/31/06    10.15       .38(e)(i)        .04           .42        (.39)        0.00           (.39)

CLASS C
Year Ended 10/31/10   $10.26      $.35(e)        $  .70        $ 1.05       $(.35)       $0.00          $(.35)
Year Ended 10/31/09     8.75       .38(e)          1.52          1.90        (.39)        0.00           (.39)
Year Ended 10/31/08    10.22       .43(e)         (1.49)        (1.06)(h)    (.41)        0.00           (.41)
Year Ended 10/31/07    10.16       .35(e)           .06           .41        (.35)        0.00           (.35)
Year Ended 10/31/06    10.13       .34(e)           .04           .38        (.35)        0.00           (.35)

ADVISOR CLASS
Year Ended 10/31/10   $10.28      $.44(e)        $  .73        $ 1.17       $(.46)       $0.00          $(.46)
Year Ended 10/31/09     8.78       .47(e)          1.51          1.98        (.48)        0.00           (.48)
Year Ended 10/31/08    10.24       .50(e)         (1.45)         (.95)(h)    (.51)        0.00           (.51)
Year Ended 10/31/07    10.18       .45(e)           .06           .51        (.45)        0.00           (.45)
Year Ended 10/31/06    10.15       .44(e)           .04           .48        (.45)        0.00           (.45)
-----------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on page 60.

54

                                           RATIOS/SUPPLEMENTAL DATA
                         ------------------------------------------------------------
              TOTAL                                        RATIO OF NET
            INVESTMENT                      RATIO OF        INVESTMENT
NET ASSET  RETURN BASED    NET ASSETS,      EXPENSES          INCOME         PORTFOLIO
VALUE, END ON NET ASSET   END OF PERIOD    TO AVERAGE       TO AVERAGE       TURNOVER
OF PERIOD   VALUE (b)    (000'S OMITTED)   NET ASSETS       NET ASSETS         RATE
--------------------------------------------------------------------------------------
  $11.92        3.95%(c)    $ 65,233         .94%(c)           1.35%(c)         107%
   11.65        4.61          53,643         .99               2.72             176
   11.46       (2.83)(d)      33,197         .96               3.60             116
   12.24        3.80          40,444         .98               4.21             127
   12.31        3.23          37,595        1.03(c)            3.63(c)          157

  $11.92        3.27%(d)    $  6,538        1.69%(c)            .72%(c)         107%
   11.64        3.86           8,913        1.72               2.02             176
   11.45       (3.59)(d)       9,125        1.66               2.91             116
   12.24        3.09          10,791        1.68               3.48             127
   12.31        2.55          16,899        1.73(c)            2.91(c)          157

  $11.92        3.31%(d)    $ 27,105        1.65%(c)            .66%(c)         107%
   11.64        3.88          25,193        1.70               2.04             176
   11.45       (3.52)(d)      16,176        1.66               2.89             116
   12.23        3.09          14,772        1.69               3.49             127
   12.30        2.54          18,923        1.74(c)            2.93(c)          157

  $10.98       11.17%(d)    $418,023         .91%(c)(f)(g)     3.98%(c)(e)       99%
   10.28       23.01(d)      419,319         .89(f)(g)         4.71(e)           95
    8.77      (10.15)(d)     360,606         .85(g)            4.68(e)          184
   10.24        4.79(d)       41,696         .98(g)            4.13(e)          173
   10.18        4.51          44,409         .98(c)(g)         4.08(c)(e)       446

  $10.98       10.40%(d)    $ 16,048        1.62%(c)(f)(g)     3.35%(c)(e)       99%
   10.28       22.17(d)       21,830        1.58(f)(g)         4.07(e)           95
    8.77      (10.69)(d)      31,207        1.55(g)            3.95(e)          184
   10.23        3.96(d)       20,157        1.66(g)            3.46(e)(i)       173
   10.18        4.20          30,154        1.33(c)(g)         3.75(c)(e)(i)    446

  $10.96       10.42%(d)    $ 66,568        1.61%(c)(f)(g)     3.27%(c)(e)       99%
   10.26       22.22(d)       61,635        1.59(f)(g)         4.02(e)           95
    8.75      (10.80)(d)      51,708        1.55(g)            3.99(e)          184
   10.22        4.07(d)        9,404        1.68(g)            3.45(e)          173
   10.16        3.80           9,874        1.68(c)(g)         3.40(c)(e)       446

  $10.99       11.59%(d)    $ 89,981         .60%(c)(f)(g)     4.19%(c)(e)       99%
   10.28       23.23(d)       62,369         .60(f)(g)         4.95(e)           95
    8.78       (9.78)(d)      33,139         .55(g)            4.98(e)          184
   10.24        5.11(d)       32,375         .68(g)            4.44(e)          173
   10.18        4.83          29,966         .68(c)(g)         4.38(c)(e)       446
--------------------------------------------------------------------------------------

                                                                             55

                                    INCOME FROM INVESTMENT OPERATIONS          LESS: DIVIDENDS AND DISTRIBUTIONS
                                 -----------------------------------     ---------------------------------------------
                                                           NET INCREASE                     DISTRIBUTIONS
                       NET ASSET             NET REALIZED   (DECREASE)   DIVIDENDS    TAX     FROM NET
                        VALUE,      NET     AND UNREALIZED IN NET ASSET   FROM NET  RETURN  REALIZED GAIN  TOTAL DIVI-
                       BEGINNING INVESTMENT GAIN (LOSS) ON  VALUE FROM   INVESTMENT   OF         ON         DENDS AND
FISCAL YEAR OR PERIOD  OF PERIOD INCOME (a)  INVESTMENTS    OPERATIONS     INCOME   CAPITAL  INVESTMENTS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
GLOBAL BOND
CLASS A
Year Ended 9/30/10       $7.87      $.32(e)     $  .63        $  .95       $(.32)    $(.00)     $0.00         $(.32)
Year Ended 9/30/09        7.39       .40(e)        .60          1.00        (.40)     (.00)      (.12)         (.52)
Year Ended 9/30/08        8.07       .42(e)       (.70)         (.28)       (.40)     (.00)      0.00          (.40)
Year Ended 9/30/07        7.54       .40           .52           .92        (.39)     (.00)      0.00          (.39)
Year Ended 9/30/06        7.69       .44          (.15)          .29        (.44)     (.00)      0.00          (.44)

CLASS B
Year Ended 9/30/10       $7.88      $.27(e)     $  .63        $  .90       $(.27)    $(.00)     $0.00         $(.27)
Year Ended 9/30/09        7.39       .35(e)        .61           .96        (.35)     (.00)      (.12)         (.47)
Year Ended 9/30/08        8.07       .36(e)       (.70)         (.34)       (.34)     (.00)      0.00          (.34)
Year Ended 9/30/07        7.54       .34           .52           .86        (.33)     (.00)      0.00          (.33)
Year Ended 9/30/06        7.68       .38          (.14)          .24        (.38)     (.00)      0.00          (.38)

CLASS C
Year Ended 9/30/10       $7.90      $.27(e)     $  .63        $  .90       $(.27)    $(.00)     $0.00         $(.27)
Year Ended 9/30/09        7.41       .35(e)        .61           .96        (.35)     (.00)      (.12)         (.47)
Year Ended 9/30/08        8.09       .36(e)       (.70)         (.34)       (.34)     (.00)      0.00          (.34)
Year Ended 9/30/07        7.56       .34           .52           .86        (.33)     (.00)      0.00          (.33)
Year Ended 9/30/06        7.71       .38          (.15)          .23        (.38)     (.00)      0.00          (.38)

ADVISOR CLASS
Year Ended 9/30/10       $7.87      $.34(e)     $  .64        $  .98       $(.35)    $(.00)     $0.00         $(.35)
Year Ended 9/30/09        7.38       .41(e)        .62          1.03        (.42)     (.00)      (.12)         (.54)
11/5/07(j) to 9/30/08     8.14       .41(e)       (.78)         (.37)       (.39)     (.00)      0.00          (.39)

DIVERSIFIED YIELD
CLASS A
Year Ended 10/31/10      $8.10      $.24(e)     $  .39        $  .63       $(.23)    $(.00)     $0.00         $(.23)
Year Ended 10/31/09       7.39       .32(e)        .71          1.03        (.28)     (.04)      0.00          (.32)
Year Ended 10/31/08       9.02       .36(e)      (1.63)        (1.27)(h)    (.36)     (.00)      0.00          (.36)
Year Ended 10/31/07       8.62       .34           .40           .74        (.34)     (.00)      0.00          (.34)
Year Ended 10/31/06       8.70       .34           .14           .48        (.34)     (.00)      (.22)         (.56)

CLASS B
Year Ended 10/31/10      $8.11      $.18(e)     $  .39        $  .57       $(.17)    $(.00)     $0.00         $(.17)
Year Ended 10/31/09       7.40       .26(e)        .72           .98        (.23)     (.04)      0.00          (.27)
Year Ended 10/31/08       9.03       .30(e)      (1.64)        (1.34)(h)    (.29)     (.00)      0.00          (.29)
Year Ended 10/31/07       8.63       .26           .41           .67        (.27)     (.00)      0.00          (.27)
Year Ended 10/31/06       8.70       .28           .14           .42        (.27)     (.00)      (.22)         (.49)

CLASS C
Year Ended 10/31/10      $8.10      $.18(e)     $  .39        $  .57       $(.17)    $(.00)     $0.00         $(.17)
Year Ended 10/31/09       7.40       .26(e)        .71           .97        (.23)     (.04)      0.00          (.27)
Year Ended 10/31/08       9.02       .29(e)      (1.61)        (1.32)(h)    (.30)     (.00)      0.00          (.30)
Year Ended 10/31/07       8.63       .27           .39           .66        (.27)     (.00)      0.00          (.27)
Year Ended 10/31/06       8.71       .28           .14           .42        (.28)     (.00)      (.22)         (.50)

ADVISOR CLASS
Year Ended 10/31/10      $8.09      $.26(e)     $  .39        $  .65       $(.25)    $(.00)     $0.00         $(.25)
Year Ended 10/31/09       7.39       .32(e)        .72          1.04        (.30)     (.04)      0.00          (.34)
Year Ended 10/31/08       9.02       .38(e)      (1.63)        (1.25)(h)    (.38)     (.00)      0.00          (.38)
Year Ended 10/31/07       8.62       .37           .39           .76        (.36)     (.00)      0.00          (.36)
Year Ended 10/31/06       8.70       .36           .14           .50        (.36)     (.00)      (.22)         (.58)
-----------------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on page 60.

56

                                          RATIOS/SUPPLEMENTAL DATA
                         ----------------------------------------------------------
              TOTAL                                        RATIO OF NET
            INVESTMENT                      RATIO OF        INVESTMENT
NET ASSET  RETURN BASED    NET ASSETS,      EXPENSES          INCOME       PORTFOLIO
VALUE, END ON NET ASSET   END OF PERIOD    TO AVERAGE       TO AVERAGE     TURNOVER
OF PERIOD   VALUE (b)    (000'S OMITTED)   NET ASSETS       NET ASSETS       RATE
------------------------------------------------------------------------------------
  $8.50        12.38%      $1,744,323        .98%(c)(f)(g)     3.98%(c)(e)     69%
   7.87        14.65        1,367,036        .93(f)(g)         5.65(e)         91
   7.39        (3.75)       1,425,649       1.04(f)(g)         5.19(e)        140
   8.07        12.47        1,071,398       1.80(f)            5.09           170
   7.54         3.90          935,901       1.04(c)            5.81(c)        104

  $8.51        11.60%      $   80,989       1.68%(c)(f)(g)     3.34%(c)(e)     69%
   7.88        14.01           98,925       1.63(f)(g)         4.95(e)         91
   7.39        (4.44)         137,926       1.75(f)(g)         4.52(e)        140
   8.07        11.65          171,078       2.53(f)            4.36           170
   7.54         3.28          277,450       1.76(c)            5.10(c)        104

  $8.53        11.55%      $  684,415       1.67%(c)(f)(g)     3.26%(c)(e)     69%
   7.90        13.95          526,963       1.63(f)(g)         4.92(e)         91
   7.41        (4.42)         492,541       1.75(f)(g)         4.46(e)        140
   8.09        11.65          307,616       2.50(f)            4.37           170
   7.56         3.15          256,047       1.74(c)            5.07(c)        104

  $8.50        12.71%      $  457,794        .66%(c)(f)(g)     4.21%(c)(e)     69%
   7.87        15.10          191,855        .64(f)(g)         5.88(e)         91
   7.38        (4.83)          89,152        .74(f)(g)(k)      5.37(e)(k)     140

  $8.50         7.88%(d)   $   42,733        .90%(c)(g)        2.83%(c)(e)     54%
   8.10        14.45(d)        46,138        .90(g)            4.24(e)         86
   7.39       (14.57)(d)       39,639        .90(g)            4.13(e)         81
   9.02         8.60(d)        48,542       1.47               3.81           134
   8.62         5.61           25,348       1.78(c)(f)         3.93(c)        169

  $8.51         7.13%(d)   $    3,856       1.60%(c)(g)        2.15%(c)(e)     54%
   8.11        13.65(d)         6,226       1.60(g)            3.66(e)         86
   7.40       (15.15)(d)       13,666       1.60(g)            3.43(e)         81
   9.03         7.77(d)        27,303       2.28               2.93           134
   8.63         4.96           40,136       2.50(c)(f)         3.24(c)        169

  $8.50         7.13%(d)   $   13,236       1.60%(c)(g)        2.13%(c)(e)     54%
   8.10        13.50(d)        14,376       1.60(g)            3.53(e)         86
   7.40       (15.05)(d)       11,245       1.60(g)            3.44(e)         81
   9.02         7.69(d)        15,208       2.20               3.03           134
   8.63         4.86           11,040       2.49(c)(f)         3.22(c)        169

  $8.49         8.21%(d)   $   12,660        .60%(c)(g)        3.14%(c)(e)     54%
   8.09        14.64(d)        12,255        .60(g)            4.39(e)         86
   7.39       (14.31)(d)        3,756        .60(g)            4.42(e)         81
   9.02         8.89(d)         5,529       1.14               4.00           134
   8.62         5.94            2,494       1.49(c)(f)         4.17(c)        169
------------------------------------------------------------------------------------

                                                                             57

                                  INCOME FROM INVESTMENT OPERATIONS           LESS: DIVIDENDS AND DISTRIBUTIONS
                               -----------------------------------     ----------------------------------------------
                                                         NET INCREASE
                     NET ASSET             NET REALIZED   (DECREASE)   DIVIDENDS    TAX   DISTRIBUTIONS
                      VALUE,      NET     AND UNREALIZED IN NET ASSET   FROM NET  RETURN     FROM NET     TOTAL DIVI-
FISCAL YEAR OR       BEGINNING INVESTMENT GAIN (LOSS) ON  VALUE FROM   INVESTMENT   OF    REALIZED GAIN    DENDS AND
PERIOD               OF PERIOD INCOME (a)  INVESTMENTS    OPERATIONS     INCOME   CAPITAL ON INVESTMENTS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME
CLASS A
Year Ended 10/31/10    $8.24      $.69(e)     $  .96        $ 1.65(h)    $(.70)    $(.00)     $0.00          $(.70)
Year Ended 10/31/09     5.85       .67(e)       2.44          3.11        (.69)     (.01)      (.02)          (.72)
Year Ended 10/31/08     9.02       .61(e)      (2.87)        (2.26)(h)    (.68)     (.00)      (.23)          (.91)
Year Ended 10/31/07     8.97       .56           .41           .97        (.57)     (.00)      (.35)          (.92)
Year Ended 10/31/06     8.70       .55           .43           .98        (.57)     (.00)      (.14)          (.71)

CLASS B
Year Ended 10/31/10    $8.31      $.63(e)     $  .96        $ 1.59(h)    $(.64)    $(.00)     $0.00          $(.64)
Year Ended 10/31/09     5.90       .62(e)       2.46          3.08        (.64)     (.01)      (.02)          (.67)
Year Ended 10/31/08     9.09       .55(e)      (2.89)        (2.34)(h)    (.62)     (.00)      (.23)          (.85)
Year Ended 10/31/07     9.05       .49           .41           .90        (.51)     (.00)      (.35)          (.86)
Year Ended 10/31/06     8.77       .49           .44           .93        (.51)     (.00)      (.14)          (.65)

CLASS C
Year Ended 10/31/10    $8.33      $.62(e)     $  .97        $ 1.59(h)    $(.63)    $(.00)     $0.00          $(.63)
Year Ended 10/31/09     5.92       .62(e)       2.46          3.08        (.64)     (.01)      (.02)          (.67)
Year Ended 10/31/08     9.11       .55(e)      (2.89)        (2.34)(h)    (.62)     (.00)      (.23)          (.85)
Year Ended 10/31/07     9.07       .49           .41           .90        (.51)     (.00)      (.35)          (.86)
Year Ended 10/31/06     8.79       .49           .44           .93        (.51)     (.00)      (.14)          (.65)

ADVISOR CLASS
Year Ended 10/31/10    $8.25      $.71(e)     $  .97        $ 1.68(h)    $(.73)    $(.00)     $0.00          $(.73)
Year Ended 10/31/09     5.86       .72(e)       2.41          3.13        (.71)     (.01)      (.02)          (.74)
1/28/08(j) to
 10/31/08               8.52       .52(e)      (2.69)        (2.17)(h)    (.49)     (.00)      0.00           (.49)
----------------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on page 60.

58

                                            RATIOS/SUPPLEMENTAL DATA
                         --------------------------------------------------------------
              TOTAL                                           RATIO OF NET
            INVESTMENT                       RATIO OF          INVESTMENT
NET ASSET  RETURN BASED    NET ASSETS,       EXPENSES            INCOME        PORTFOLIO
VALUE, END ON NET ASSET   END OF PERIOD     TO AVERAGE         TO AVERAGE      TURNOVER
OF PERIOD   VALUE (b)    (000'S OMITTED)    NET ASSETS         NET ASSETS        RATE
----------------------------------------------------------------------------------------
  $9.19        20.85%(d)   $1,326,974        .99%(c)(f)(g)       7.93%(c)(e)      26%
   8.24        57.11(d)       780,222        .99(f)(g)          10.13(e)          46
   5.85       (27.49)(d)      450,517       1.03(c)(f)(g)        7.65(c)(e)       74
   9.02        11.54          281,677       1.41(c)(f)           6.24(c)          67
   8.97        11.87          235,763       1.48(f)              6.32             75

  $9.26        19.86%(d)   $   40,092       1.70%(c)(f)(g)       7.25%(c)(e)      26%
   8.31        55.89(d)        52,041       1.68(f)(g)           9.46(e)          46
   5.90       (28.03)(d)       54,724       1.74(c)(f)(g)        6.83(c)(e)       74
   9.09        10.51           35,058       2.14(c)(f)           5.45(c)          67
   9.05        11.11           45,133       2.18(f)              5.55             75

  $9.29        19.88%(d)   $  541,386       1.69%(c)(f)(g)       7.08%(c)(e)      26%
   8.33        55.68(d)       222,632       1.69(f)(g)           9.27(e)          46
   5.92       (27.95)(d)      112,508       1.75(c)(f)(g)        6.82(c)(e)       74
   9.11        10.50           86,525       2.11(c)(f)           5.47(c)          67
   9.07        11.10           88,046       2.17(f)              5.54             75

  $9.20        21.22%(d)   $  385,380        .68%(c)(f)(g)       8.12%(c)(e)      26%
   8.25        57.57(d)        76,843        .72(f)(g)          10.07(e)          46
   5.86       (26.77)(d)        6,095        .69(c)(f)(g)(k)     8.16(c)(e)(k)    74
----------------------------------------------------------------------------------------

                                                                             59

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the NAV at the beginning of the period, reinvestment of all dividends and distributions at the NAV during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge, if applicable, is not reflected in the calculation of total investment return.
   Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.

(c)The ratio includes expenses attributable to costs of proxy solicitation.

(d)Includes the impact of proceeds received and credited to the Fund resulting from the class action settlements, which enhanced the performance of each share class.

                                     FOR FISCAL YEAR ENDED
----------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION      September 30, 2010    .01%
                                      September 30, 2008    .05%
ALLIANCEBERNSTEIN INTERMEDIATE BOND   October 31, 2010      .01%
                                      October 31, 2009      .01%
                                      October 31, 2008      .21%
                                      October 31, 2007      .61%
ALLIANCEBERNSTEIN DIVERSIFIED YIELD   October 31, 2010      .55%
                                      October 31, 2009      .57%
                                      October 31, 2008      .81%
                                      October 31, 2007     4.31%
ALLIANCEBERNSTEIN HIGH INCOME         October 31, 2010      .15%
                                      October 31, 2009      .05%
                                      October 31, 2008      .41%

(e)Net of fees waived and expenses reimbursed by the Adviser.

(f)Includes interest expense. For the following Funds, the ratio of gross expenses to average net assets, excluding interest expense (and any related expenses), would have been as follows:

                                      2010  2009   2008   2007   2006
----------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE BOND
Class A                              1.05%* 1.07%
Class B                              1.81%* 1.84%
Class C                              1.77%* 1.78%
Advisor Class                         .75%*  .76%
ALLIANCEBERNSTEIN GLOBAL BOND
Class A                               .95%*  .97% 1.01%  1.05%
Class B                              1.68%* 1.71% 1.73%  1.77%
Class C                              1.65%* 1.67% 1.71%  1.75%
Advisor Class                         .65%*  .65%  .74%
ALLIANCEBERNSTEIN DIVERSIFIED YIELD
Class A                                                         1.72%*
Class B                                                         2.45%*
Class C                                                         2.44%*
Advisor Class                                                   1.44%*
ALLIANCEBERNSTEIN HIGH INCOME
Class A                              1.00%* 1.09% 1.07%* 1.14%* 1.14%
Class B                              1.73%* 1.85% 1.80%* 1.87%* 1.85%
Class C                              1.69%* 1.79% 1.77%* 1.85%* 1.84%
Advisor Class                         .70%*  .76%  .76%*
--------
   *The ratio includes expenses attributable to costs of proxy solicitation.

(g)Net of fees waived by the Adviser. If the following Funds had borne all expenses for the respective year ends, the expense ratios would have been as follows:

                                      2010  2009  2008  2007   2006
--------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE BOND
Class A                              1.11%* 1.11% 1.09% 1.54% 1.34%*
Class B                              1.88%* 1.87% 1.83% 2.29% 2.10%*
Class C                              1.83%* 1.82% 1.80% 2.27% 2.07%*
Advisor Class                         .80%*  .80%  .80% 1.25% 1.02%*
ALLIANCEBERNSTEIN GLOBAL BOND
Class A                              1.02%* 1.00% 1.15%
Class B                              1.76%* 1.73% 1.88%
Class C                              1.73%* 1.70% 1.86%
Advisor Class                         .72%*  .69%  .88%
ALLIANCEBERNSTEIN DIVERSIFIED YIELD
Class A                              1.55%* 1.69% 1.65%
Class B                              2.30%* 2.49% 2.41%
Class C                              2.26%* 2.39% 2.36%
Advisor Class                        1.23%* 1.28% 1.33%
ALLIANCEBERNSTEIN HIGH INCOME
Class A                              1.04%* 1.13% 1.13%
Class B                              1.78%* 1.88% 1.86%
Class C                              1.73%* 1.83% 1.84%
Advisor Class                         .73%*  .83%  .80%
--------
   *The ratio includes expenses attributable to costs of proxy solicitation.

(h)Amount includes contribution from Advisor of less than $ .005.

(i)Net of fees and expenses waived by the distributor.

(j)Commencement of distribution.

(k)Annualized.

60

APPENDIX A
--------------------------------------------------------------------------------

BOND RATINGS
MOODY'S INVESTORS SERVICE, INC.
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in
   Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS SERVICES
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

                                                                            A-1

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt.
However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

FITCH RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category or in categories below B.

NR--Indicates that Fitch does not rate the specific issue.

DOMINION BOND RATING SERVICE LIMITED
Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the
"middle" of the category. The AAA and D categories do not utilize "high",
"middle", and "low" as differential grades.

AAA--Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that Dominion has set for this category, few entities are able to achieve a AAA rating.

AA--Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition Dominion has for the AAA category, entities rated AA are also

A-2

considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A--Long-term debt rated A is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While A is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB--Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB--Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the
BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B--Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC, CC and C--Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B.
Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D--A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, Dominion may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by
Dominion.

                                                                            A-3

APPENDIX B
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between the Adviser and the New York State Attorney
General requires the Funds to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and
Expenses of the Fund" in the Summary Information at the beginning of this
Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund is the same as stated under "Financial Highlights." If you wish to obtain hypothetical investment information for other classes of shares of each
Fund, please refer to the "Mutual Fund Fees & Expenses Calculators" on
www.AllianceBernstein.com. Your actual expenses may be higher or lower.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS     EXPENSES    INVESTMENT
     ---------------------------------------------------------------------
     1       $10,000.00   $  478.75   $10,053.75  $  519.51    $ 9,959.24
     2         9,959.24      497.96    10,457.20      98.30     10,358.90
     3        10,358.90      517.95    10,876.85     102.24     10,774.81
     4        10,774.61      538.73    11,313.34     106.35     11,206.99
     5        11,206.99      560.35    11,767.34     110.61     11,656.73
     6        11,656.73      582.84    12,239.57     115.05     12,124.52
     7        12,124.52      606.23    12,730.75     119.67     12,611.08
     8        12,611.08      630.55    13,241.63     124.47     13,117.16
     9        13,117.16      655.86    13,773.02     129.47     13,643.55
     10       13,643.55      682.18    14,325.73     134.66     14,191.07
     ---------------------------------------------------------------------
     Total                $5,751.40               $1,560.33

ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT               HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
     ----------------------------------------------------------------------
     1       $10,000.00   $  478.75   $10,053.75   $  514.48    $ 9,964.27
     2         9,964.27      498.21    10,462.48      116.13     10,346.35
     3        10,346.35      517.32    10,863.67      120.59     10,743.08
     4        10,743.08      537.15    11,280.23      125.21     11,155.02
     5        11,155.02      557.75    11,712.77      130.01     11,582.76
     6        11,582.76      579.14    12,161.90      135.00     12,026.90
     7        12,026.90      601.35    12,628.25      140.17     12,488.08
     8        12,488.08      624.40    13,112.48      145.55     12,966.93
     9        12,966.93      648.35    13,615.28      151.13     13,464.15
     10       13,464.15      673.21    14,137.36      156.92     13,980.44
     ----------------------------------------------------------------------
     Total                $5,715.63                $1,735.19

ALLIANCEBERNSTEIN GLOBAL BOND FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT               HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
     ----------------------------------------------------------------------
     1       $10,000.00   $  478.75   $10,053.75   $  523.53    $ 9,955.22
     2         9,955.22      497.76    10,452.98      106.62     10,346.36
     3        10,346.36      517.32    10,863.68      110.81     10,752.87
     4        10,752.87      537.64    11,290.51      115.16     11,175.35
     5        11,175.35      558.77    11,734.12      119.69     11,614.43
     6        11,614.43      580.72    12,195.15      124.39     12,070.76
     7        12,070.76      603.54    12,674.30      129.28     12,545.02
     8        12,545.02      627.25    13,172.27      134.36     13,037.91
     9        13,037.91      651.90    13,689.81      139.64     13,550.17
     10       13,550.17      677.51    14,227.68      145.12     14,082.56
     ----------------------------------------------------------------------
     Total                $5,731.16                $1,648.60

B-1

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT               HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
     ----------------------------------------------------------------------
     1       $10,000.00   $  478.75   $10,053.75   $  515.48    $ 9,963.27
     2         9,963.27      498.16    10,461.43      162.15     10,299.28
     3        10,299.28      514.96    10,814.24      167.62     10,646.62
     4        10,646.62      532.33    11,178.95      173.27     11,005.68
     5        11,005.68      550.28    11,555.96      179.12     11,376.84
     6        11,376.84      568.84    11,945.68      185.16     11,760.52
     7        11,760.52      588.03    12,348.55      191.40     12,157.15
     8        12,157.15      607.86    12,765.01      197.86     12,567.15
     9        12,567.15      628.36    13,195.51      204.53     12,990.98
     10       12,990.98      649.55    13,640.53      211.43     13,429.10
     ----------------------------------------------------------------------
     Total                $5,617.12                $2,188.02

ALLIANCEBERNSTEIN HIGH INCOME FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT               HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER     HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS     EXPENSES*    INVESTMENT
     ----------------------------------------------------------------------
     1       $10,000.00   $  478.75   $10,053.75   $  524.53    $ 9,954.22
     2         9,954.22      497.71    10,451.93      108.70     10,343.23
     3        10,343.23      517.16    10,860.39      112.95     10,747.44
     4        10,747.44      537.37    11,284.81      117.36     11,167.45
     5        11,167.45      558.37    11,725.82      121.95     11,603.87
     6        11,603.87      580.19    12,184.06      126.71     12,057.35
     7        12,057.35      602.87    12,660.22      131.67     12,528.55
              12,528.55      626.43    13,154.98      136.81     13,018.17
     9        13,018.17      650.91    13,669.08      142.16     13,526.92
     10       13,526.92      676.35    14,203.27      147.71     14,055.56
     ----------------------------------------------------------------------
     Total                $5,726.11                $1,670.55

* Expenses are net of any fee waiver or expense waiver for the first year.
  Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before waiver in the Summary
  Information at the beginning of this Prospectus.

                                                                            B-2

For more information about the Funds, the following documents are available upon request:

..  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

..  STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Funds have SAIs, which contains more detailed information about the Funds, including their operations and investment policies. The Funds' SAIs and the independent registered public accounting firms' reports and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the
SAIs, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL:          c/o AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

BY PHONE:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

ON THE INTERNET:  www.AllianceBernstein.com

Or you may view or obtain these documents from the Securities and Exchange
Commission (the "Commission"):

..  Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about the Funds are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

..  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's
   Public Reference Section, Washington, DC 20549-1520.

You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

                        FUND               SEC FILE NO.
                        -------------------------------
                        Short Duration      811-05555
                        Intermediate Bond   811-02383
                        Global Bond         811-06554
                        Diversified Yield   811-07391
                        High Income         811-08188
                                                                  PRO-0115-0111

                                    [GRAPHIC]

BOND FUNDS - RETIREMENT SHARES -- (CLASS A, R, K AND I SHARES)

PROSPECTUS  |  JANUARY 31, 2011

The AllianceBernstein Bond Funds

Core                                                            High Income
(Shares Offered--Exchange Ticker Symbol)                        (Shares Offered--Exchange Ticker Symbol)

    AllianceBernstein Intermediate Bond Portfolio                   AllianceBernstein High Income Fund
    (Class A-ABQUX; Class R-ABQRX; Class K-ABQKX;                   (Class A-AGDAX; Class R-AGDRX; Class K-AGDKX;
     Class I-ABQIX)                                                  Class I-AGDIX)

    AllianceBernstein Global Bond Fund
    (Class A-ANAGX; Class R-ANARX; Class K-ANAKX;
     Class I-ANAIX)

Absolute Return
(Shares Offered--Exchange Ticker Symbol)

    AllianceBernstein Diversified Yield Fund
    (Class A-AGSAX; Class R-AGSRX; Class K-AGSKX;
     Class I-AGLIX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

     [LOGO]
       AB
ALLIANCEBERNSTEIN

INVESTMENT PRODUCTS OFFERED
..  ARE NOT FDIC INSURED
..  MAY LOSE VALUE
..  ARE NOT BANK GUARANTEED

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                               Page
SUMMARY INFORMATION...........................................   4
CORE
  ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO...............   4
  ALLIANCEBERNSTEIN GLOBAL BOND FUND..........................   8
ABSOLUTE RETURN
  ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND....................  12
HIGH INCOME
  ALLIANCEBERNSTEIN HIGH INCOME FUND..........................  16
ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS.  21

SUMMARY INFORMATION
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS R CLASS K CLASS I
                                                                                SHARES   SHARES  SHARES  SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              None     None    None    None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  None    None    None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                        CLASS A CLASS R CLASS K CLASS I
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                           .45%    .45%    .45%    .45%
Distribution and/or Service (12b-1) Fees                                                  .30%    .50%    .25%   None
Other Expenses:
  Transfer Agent                                                                          .17%    .26%    .20%    .11%
  Interest Expense and Related Expenses                                                   .06%    .03%    .06%    .12%
  Other Expenses                                                                          .13%    .13%    .13%    .13%
                                                                                         ----    ----    ----    ----
Total Other Expenses                                                                      .36%    .42%    .39%    .36%
                                                                                         ----    ----    ----    ----
Total Annual Fund Operating Expenses                                                     1.11%   1.37%   1.09%    .81%
                                                                                         ====    ====    ====    ====
Fee Waiver and/or Expense Reimbursement (b)                                              (.20)%  (.29)%  (.23)%  (.14)%
                                                                                         ----    ----    ----    ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (c)    .91%   1.08%    .86%    .67%
                                                                                         ====    ====    ====    ====
-----------------------------------------------------------------------------------------------------------------------

(a)In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply for Class A shares.

(b)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(c)If interest expenses were excluded, net expenses would be as follows:

                        CLASS A CLASS R CLASS K CLASS I
                        -------------------------------
                         .85%    1.05%    .80%    .55%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS R CLASS K CLASS I
-----------------------------------------------
After 1 Year    $   93  $  110  $   88   $ 68
After 3 Years   $  333  $  405  $  324   $245
After 5 Years   $  592  $  722  $  579   $436
After 10 Years  $1,334  $1,621  $1,308   $989
-----------------------------------------------

4

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term and relatively attractive yields that do not involve undue risk of loss of capital.
The Fund expects to invest in fixed-income securities with a dollar-weighted average maturity of between three to ten years and an average duration of three to six years. The Fund may invest up to 25% of its net assets in below investment grade bonds. The Fund may use leverage for investment purposes.

The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 25% of its assets in
non-U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

The Fund expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund's performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

                                                                             5

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [CHART]

  01     02     03     04     05     06     07     08     09     10
 ----   ----   ----   ----   ----   ----   ----  -----  -----   ----
 7.36   7.67   3.69   3.48   1.94   3.97   5.68  -8.26  19.18   9.20

                         Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 7.86% IN THE 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN
-4.57% IN THE 3RD QUARTER, 2008.

6

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                      1 YEAR 5 YEARS* 10 YEARS*
-------------------------------------------------------------------------------
Class A                                               8.20%   5.58%     5.19%
-------------------------------------------------------------------------------
Class R                                               8.99%   5.36%     4.98%
-------------------------------------------------------------------------------
Class K                                               9.25%   5.61%     5.24%
-------------------------------------------------------------------------------
Class I                                               9.52%   5.89%     5.51%
-------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Index
(reflects no deduction for fees, expenses, or taxes)  6.54%   5.80%     5.84%
-------------------------------------------------------------------------------

* Inception Dates for Class R shares: 11/03/03, and Class K and Class I shares:
  3/1/05. Performance information for periods prior to the inception of Class
  R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE            LENGTH OF SERVICE  TITLE
---------------------------------------------------------------------------
Paul J. DeNoon         Since 2009      Senior Vice President of the Adviser

Shawn E. Keegan        Since 2005      Vice President of the Adviser

Alison M. Martier      Since 2005      Senior Vice President of the Adviser

Douglas J. Peebles     Since 2007      Senior Vice President of the Adviser

Greg J. Wilensky       Since 2005      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 20 in this Prospectus.

                                                                             7

ALLIANCEBERNSTEIN GLOBAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS R CLASS K CLASS I
                                                                                SHARES   SHARES  SHARES  SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              None     None    None    None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  None    None    None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

----------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A CLASS R CLASS K CLASS I
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                          .50%    .50%    .50%    .50%
Distribution and/or Service (12b-1) Fees                                                 .30%    .50%    .25%   None
Other Expenses:
  Transfer Agent                                                                         .10%    .24%    .20%    .02%
  Interest Expense and Related Expenses                                                  .08%    .05%    .05%    .06%
  Other Expenses                                                                         .04%    .06%    .06%    .05%
                                                                                        ----    ----    ----    ----
Total Other Expenses                                                                     .22%    .35%    .31%    .13%
                                                                                        ----    ----    ----    ----
Total Annual Fund Operating Expenses                                                    1.02%   1.35%   1.06%    .63%
                                                                                        ====    ====    ====    ====
Fee Waiver and/or Expense Reimbursement(b)                                              (.04)%  (.20)%  (.16)%  (.00)%
                                                                                        ----    ----    ----    ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)    .98%   1.15%    .90%    .63%
                                                                                        ====    ====    ====    ====
----------------------------------------------------------------------------------------------------------------------

(a)In some cases, a 1%, 1-year CDSC may apply for Class A shares.

(b)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(c)If interest expenses were excluded, net expenses would be as follows:

                        CLASS A CLASS R CLASS K CLASS I
                        -------------------------------
                         .90%    1.10%   .85%    .57%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS R CLASS K CLASS I
-----------------------------------------------
After 1 Year    $  100  $  117  $   92   $ 64
After 3 Years   $  321  $  408  $  321   $202
After 5 Years   $  559  $  720  $  569   $351
After 10 Years  $1,244  $1,606  $1,280   $786
-----------------------------------------------

8

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The
Fund may invest across all fixed-income sectors, including U.S. and non-U.S.
government and corporate debt securities. The Fund's investments may be denominated in local currency or U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The
Fund may use borrowings or other leverage for investment purposes.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Adviser will actively manage the Fund's assets in relation to market conditions and general economic conditions and adjust the Fund's investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund's assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of the relative yield and appreciation potential of such securities and the relationship of the country's currency to the U.S. Dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

                                                                             9

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

..  DIVERSIFICATION RISK: The Fund may have more risk because it is
   "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                              [CHART]

 01     02     03     04     05     06     07     08      09     10
----  -----  -----   ----   ----   ----   ----  ------  -----   ----
0.31  10.68  15.13   6.87   9.71   6.57   9.90  -10.71  23.96   9.53

                          Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 11.30% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-5.57% IN THE 4TH QUARTER, 2008.

10

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                       1 YEAR 5 YEARS* 10 YEARS*
--------------------------------------------------------------------------------
Class A                                                 8.53%  7.26%     7.84%
--------------------------------------------------------------------------------
Class R                                                 9.30%  7.18%     7.49%
--------------------------------------------------------------------------------
Class K                                                 9.59%  7.33%     7.90%
--------------------------------------------------------------------------------
Class I                                                10.04%  7.60%     8.18%
--------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index (U.S. hedged)
(reflects no deduction for fees, expenses, or taxes)   -1.33%  3.50%     4.33%
--------------------------------------------------------------------------------

* Inception dates for Class R, Class K and Class I shares: 11/5/07. Performance information for periods prior to the inception of Class R, Class K and Class
  I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of
  Class K and Class I shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE             LENGTH OF SERVICE  TITLE
-----------------------------------------------------------------------------
Paul J. DeNoon          Since 2002      Senior Vice President of the Adviser

Scott DiMaggio          Since 2005      Senior Vice President of the Adviser

Michael L. Mon          Since 2003      Vice President of the Adviser

Douglas J. Peebles      Since 1992      Senior Vice President of the Adviser

Matthew S. Sheridan     Since 2007      Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 20 in this Prospectus.

                                                                             11

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to generate current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS R CLASS K CLASS I
                                                                                SHARES   SHARES  SHARES  SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              None     None    None    None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  None    None    None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                    CLASS A CLASS R CLASS K CLASS I
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                                       .50%    .50%    .50%    .50%
Distribution and/or Service (12b-1) Fees                                              .30%    .50%    .25%    None
Other Expenses:
  Transfer Agent                                                                      .12%    .26%    .19%    .05%
  Other Expenses                                                                      .63%    .62%    .35%    .63%
                                                                                    ------  ------  ------  ------
Total Other Expenses                                                                  .75%    .88%    .54%    .68%
                                                                                    ------  ------  ------  ------
Total Annual Fund Operating Expenses                                                 1.55%   1.88%   1.29%   1.18%
                                                                                    ======  ======  ======  ======
Fee Waiver and/or Expense Reimbursement(b)                                          (.65)%  (.78)%  (.44)%  (.58)%
                                                                                    ------  ------  ------  ------
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement    .90%   1.10%    .85%    .60%
                                                                                    ======  ======  ======  ======
-------------------------------------------------------------------------------------------------------------------

(a)In some cases, a 1%, 1-year CDSC may apply for Class A shares.

(b)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS R CLASS K CLASS I
-----------------------------------------------
After 1 Year    $   92  $  112  $   87  $   61
After 3 Years   $  426  $  515  $  366  $  317
After 5 Years   $  783  $  944  $  665  $  593
After 10 Years  $1,790  $2,137  $1,518  $1,380
-----------------------------------------------

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

12

PRINCIPAL STRATEGIES
The Fund employs a dynamic risk allocation, meaning that the Fund's risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio of fixed-income securities of U.S. and non-U.S.
companies, U.S. and non-U.S. government entities and supranational entities, including lower-rated securities. The Fund limits its investments in the securities of any one non-U.S. government to 25% of its total assets. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund typically maintains at least 50% of its net assets in investment grade securities. The Fund may invest up to 50% of its net assets in below investment grade securities, such as corporate high yield fixed-income securities, sovereign debt obligations and fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the
   Fund's investments.

..  PREPAYMENT RISK: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with

                                                                             13

 mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                                [CHART]

  01     02     03     04     05     06     07     08      09     10
-----   ----  -----   ----   ----   ----   ----  ------  -----   ----
-2.81   5.04  15.61   6.13   4.81   4.46   6.38  -16.52  19.20   7.38

                          Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 8.57% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-9.62% IN THE 4TH QUARTER, 2008.

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                    1 YEAR 5 YEARS* 10 YEARS*
---------------------------------------------------------------------------------------------
Class A                                                             6.38%   3.49%     4.54%
---------------------------------------------------------------------------------------------
Class R                                                             7.28%   3.27%     4.31%
---------------------------------------------------------------------------------------------
Class K                                                             7.63%   3.59%     4.61%
---------------------------------------------------------------------------------------------
Class I                                                             7.76%   3.83%     4.86%
---------------------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index
(U.S. hedged) (reflects no deduction for fees, expenses, or taxes)  4.61%   4.85%     5.20%
---------------------------------------------------------------------------------------------
BofA Merrill Lynch 3-Month T-Bill Index                             0.13%   2.43%     2.38%
---------------------------------------------------------------------------------------------

* Inception Dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class
  I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of
  Class K and Class I shares, respectively.

14

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE             LENGTH OF SERVICE  TITLE
-----------------------------------------------------------------------------
Paul J. DeNoon          Since 2005      Senior Vice President of the Adviser

Joran Laird             Since 2009      Vice President of the Adviser

Douglas J. Peebles      Since 1996      Senior Vice President of the Adviser

Matthew S. Sheridan     Since 2006      Vice President of the Adviser

Greg J. Wilensky        Since 2008      Senior Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 20 in this Prospectus.

                                                                             15

ALLIANCEBERNSTEIN HIGH INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                CLASS A  CLASS R CLASS K CLASS I
                                                                                SHARES   SHARES  SHARES  SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                              None     None    None    None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price or redemption proceeds, whichever is lower)   None(a)  None    None    None
----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                     None     None    None    None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

                                                                                       CLASS A CLASS R CLASS K CLASS I
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                          .50%    .50%    .50%    .50%
Distribution and/or Service (12b-1) Fees                                                 .30%    .50%    .25%   None
Other Expenses:
  Transfer Agent                                                                         .12%    .25%    .20%    .12%
  Interest Expense and Related Expenses                                                  .04%    .03%    .05%    .02%
Other Expenses                                                                           .08%    .09%    .08%    .08%
                                                                                        ----    ----    ----    ----
Total Other Expenses                                                                     .24%    .37%    .33%    .22%
                                                                                        ----    ----    ----    ----
Total Annual Fund Operating Expenses                                                    1.04%   1.37%   1.08%    .72%
                                                                                        ====    ====    ====    ====
  Fee Waiver and/or Expense Reimbursement(a)                                            (.05)%  (.19)%  (.13)%  (.05)%
                                                                                        ----    ----    ----    ----
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)    .99%   1.18%    .95%    .67%
                                                                                        ====    ====    ====    ====
----------------------------------------------------------------------------------------------------------------------

(a)In some cases, a 1%, 1-year CDSC may apply for Class A shares.

(b)The fee waiver and/or expense reimbursements will remain in effect until
   January 31, 2012 and will continue thereafter from year-to-year unless the
   Adviser provides notice of termination 60 days prior to the end of the
   Fund's fiscal year.

(c)If interest expenses were excluded, net expenses would be as follows:

                        CLASS A CLASS R CLASS K CLASS I
                        -------------------------------
                         .95%    1.15%   .90%    .65%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS A CLASS R CLASS K CLASS I
-----------------------------------------------
After 1 Year    $  101  $  120  $   97   $ 68
After 3 Years   $  326  $  416  $  331   $225
After 5 Years   $  569  $  733  $  583   $396
After 10 Years  $1,267  $1,632  $1,307   $890
-----------------------------------------------

16

PORTFOLIO TURNOVER
The Fund will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities'
impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short-
to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's or CCC+ or lower by S&P and Fitch) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may also make short sales of securities or maintain a short position.
The Fund is non-diversified, meaning it may invest more of its assets in a fewer number of issuers.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls.
The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
..  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

..  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

..  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

..  BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

..  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

..  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

..  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

                                                                             17

..  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

..  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the
   Fund's investments.

..  DIVERSIFICATION RISK: The Fund may have more risk because it is
   "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Fund's NAV.

..  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

..  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

..  how the Fund's performance changed from year to year over ten years; and

..  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at
www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                              [CHART]

 01     02     03     04     05     06     07     08      09      10
----  -----  -----  -----  -----  -----   ----  ------  -----   -----
6.10  18.70  38.42  11.09  10.16  11.85   7.29  -26.52  61.74   16.80

                        Calendar Year End (%)

During the period shown in the bar chart, the Fund's:

BEST QUARTER WAS UP 23.96% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN
-17.75% IN THE 4TH QUARTER, 2008.

18

PERFORMANCE TABLE
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2010)

                                                                                         1 YEAR 5 YEARS* 10 YEARS*
------------------------------------------------------------------------------------------------------------------
Class A                                                                                  15.80%  10.75%   13.52%
------------------------------------------------------------------------------------------------------------------
Class R                                                                                  16.58%  10.54%   13.30%
------------------------------------------------------------------------------------------------------------------
Class K                                                                                  16.89%  10.82%   13.59%
------------------------------------------------------------------------------------------------------------------
Class I                                                                                  17.31%  11.11%   13.87%
------------------------------------------------------------------------------------------------------------------
JPMorgan Emerging Markets Bond Index Global ("EMBI Global") (U.S. Dollar-denominated)    12.04%   8.36%   10.29%
------------------------------------------------------------------------------------------------------------------
JPMorgan Government Bond Index Emerging Markets ("GBI-EM") (local currency-denominated)
(reflects no deduction for fees, expenses, or taxes)                                     13.08%   9.82%      N/A
------------------------------------------------------------------------------------------------------------------
Barclays Capital High Yield Index (2% Constrained) ("BC High Yield")
(reflects no deduction for fees, expenses, or taxes)                                     14.94%   8.91%    9.01%
------------------------------------------------------------------------------------------------------------------
Composite Benchmark
(equal weighted blend of EMBI Global, GBI-EM and BC High Yield)                          13.43%   9.19%      N/A
------------------------------------------------------------------------------------------------------------------

* Inception date for Class R, Class K and Class I shares: 1/28/08. Performance information for periods prior to the inception of Class R, Class K and Class
  I shares is the performance of the Class A shares adjusted to reflect the higher expense ratio of Class R shares and the lower expense ratio of Class K and Class I shares, respectively.

INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Fund.

PORTFOLIO MANAGER
The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

EMPLOYEE               LENGTH OF SERVICE  TITLE
-------------------------------------------------------------------------------
Paul J. DeNoon            Since 2002      Senior Vice President of the Adviser

Gershon M. Distenfeld     Since 2008      Senior Vice President of the Adviser

Douglas J. Peebles        Since 2002      Senior Vice President of the Adviser

Marco Santamaria          Since 2010      Vice President of the Adviser

Matthew S. Sheridan       Since 2005      Vice President of the Adviser

ADDITIONAL INFORMATION
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to ADDITIONAL
INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL
INTERMEDIARIES, page 20 in this Prospectus.

                                                                             19

ADDITIONAL INFORMATION ABOUT PURCHASE AND SALE OF FUND SHARES, TAXES AND
FINANCIAL INTERMEDIARIES

     .   PURCHASE AND SALE OF FUND SHARES

PURCHASE MINIMUMS
Class A, Class R, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund.

You may sell (redeem) your shares each day the New York Stock Exchange is open.
You may sell your shares through your financial intermediary.

     .   TAX INFORMATION

Each Fund may make income dividends or capital gains distributions, which may be subject to federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.

     .   PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries market and sell shares of the Funds. A Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Fund over another investment.

20

ADDITIONAL INFORMATION ABOUT THE FUNDS' RISKS AND INVESTMENTS
--------------------------------------------------------------------------------

This section of the Prospectus provides additional information about the Funds'
investment practices and related risks. Most of these investment practices are discretionary, which means that the Adviser may or may not decide to use them.
This Prospectus does not describe all of a Fund's investment practices and additional information about each Fund's risks and investments can be found in the Funds' SAI.

DERIVATIVES
Each Fund may, but is not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

There are four principal types of derivatives, including options, futures, forwards and swaps, which are described below. Derivatives may be
(i) standardized, exchange-traded contracts or (ii) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

A Fund's use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of a derivative instrument may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; and the risk that the counterparty will not perform its obligations. Certain derivatives may have a leverage component and involve leverage risk. Adverse changes in the value or level of the underlying asset, note or index can result in a loss substantially greater than the Fund's investment (in some cases, the potential loss is unlimited).

The Funds' investments in derivatives may include, but are not limited to, the following:

..  FORWARD CONTRACTS--A forward contract is an agreement that obligates one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. A forward contract is either settled by physical delivery of the commodity or tangible asset to an agreed-upon location at a future date, rolled forward into a new forward contract or, in the case of a non-deliverable forward, by a cash payment at maturity. The Funds'
   investments in forward contracts may include the following:

 - Forward Currency Exchange Contracts. A Fund may purchase or sell forward currency exchange contracts for hedging purposes to minimize the risk from adverse changes in the relationship between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other
   Derivatives and Strategies--Currency Transactions." A Fund, for example, may enter into a forward contract as a transaction hedge (to "lock in" the
   U.S. Dollar price of a non-U.S. Dollar security), as a position hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of the foreign currency) or as a cross-hedge (to protect the value of securities the Fund owns that are denominated in a foreign currency against substantial changes in the value of that foreign currency by entering into a forward contract for a different foreign currency that is expected to change in the same direction as the currency in which the securities are denominated).

..  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies.
   A Fund may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other
   Derivatives and Strategies--Currency Transactions."

..  OPTIONS--An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a
   "call option") or sell (a "put option") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date.
   Investments in options are considered speculative. A Fund may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. The Funds'
   investments in options include the following:

 - Options on Foreign Currencies. A Fund may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the
   U.S. Dollar value of foreign currency denominated securities held by a Fund

                                                                             21

   and against increases in the U.S. Dollar cost of securities to be acquired.
   The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other Derivatives and
   Strategies--Currency Transactions."

 - Options on Securities. A Fund may purchase or write a put or call option on securities. A Fund may write covered options, which means writing an option for securities the Fund owns, and uncovered options.

 - Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

..  SWAP TRANSACTIONS--A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates
   (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset
   (the "notional" principal amount). Swaps are entered into on a net basis
   (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). Except for currency swaps, the notional principal amount is used solely to calculate the payment stream, but is not exchanged. The Funds' investments in swap transactions include the following:

 - Interest Rate Swaps, Swaptions, Caps and Floors. Interest rate swaps involve the exchange by a Fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). Unless there is a counterparty default, the risk of loss to the Fund from interest rate swap transactions is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty to an interest rate swap transaction defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

   An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

   There is no limit on the amount of interest rate transactions that may be entered into by a Fund. The value of these transactions will fluctuate based on changes in interest rates.

   Interest rate swap, swaption, cap and floor transactions may be used to preserve a return or spread on a particular investment or a portion of a
   Fund's portfolio or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date.

 - Inflation (CPI) Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the
   Consumer Price Index with respect to CPI swaps) over the term of the swap
   (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of a
   Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

 - Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Fund may be either the buyer or seller in the transaction. If a Fund is a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs.
   If a credit event occurs, a Fund typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. The value of the reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. If the reference obligation is a defaulted security, physical delivery of the security will cause a Fund to hold a defaulted security. If a Fund is a buyer and no credit event occurs, the
   Fund will lose its periodic

22

   stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

   Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

 - Currency Swaps. A Fund may invest in currency swaps for hedging purposes to protect against adverse changes in exchange rates between the U.S. Dollar and other currencies or for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under "Other
   Derivatives and Strategies--Currency Transactions." Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. Actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. Therefore, the entire principal value of a currency swap is subject to the risk that the swap counterparty will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

 - Total Return Swaps. A Fund may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated.

..  OTHER DERIVATIVES AND STRATEGIES--

 - Eurodollar Instruments. Eurodollar instruments are essentially
   U.S. Dollar-denominated futures contracts or options that are linked to the
   London Interbank Offered Rate (LIBOR). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

 - Structured Instruments. As part of its investment program and to maintain greater flexibility, a Fund may invest in structured instruments. Structured instruments, including indexed or structured securities, combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a structured instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying
   Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "Benchmarks"). Thus, structured instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Structured instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular structured instrument, changes in a Benchmark may be magnified by the terms of the structured instrument and have an even more dramatic and substantial effect upon the value of the structured instrument.
   Also, the prices of the structured instrument and the Benchmark or
   Underlying Asset may not move in the same direction or at the same time.

   Structured instruments can have volatile prices and limited liquidity, and their use by a Fund may not be successful. The risk of these investments can be substantial; possibly all of the principal is at risk. No Fund will invest more than 20% of its total assets in these investments.

 - Currency Transactions. A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or un-hedged basis. The Adviser may actively manage a Fund's currency exposures and may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by a Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

FORWARD COMMITMENTS
Forward commitments for the purchase or sale of securities may include purchases on a when-issued basis or purchases or sales on a delayed delivery basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring or approval of a proposed financing by appropriate authorities (i.e., a "when, as and if issued"
trade).

                                                                             23

A Fund may invest significantly in TBA-mortgage-backed securities. A TBA or "To
Be Announced" trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date;
however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed rate or variable rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA,
the Federal National Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

When forward commitments with respect to fixed-income securities are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but payment for and delivery of the securities take place at a later date. Securities purchased or sold under a forward commitment are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. There is the risk of loss if the value of either a purchased security declines before the settlement date or the security sold increases before the settlement date. The use of forward commitments helps a Fund to protect against anticipated changes in interest rates and prices.

ILLIQUID SECURITIES
Under current Securities and Exchange Commission ("Commission") guidelines, the
Funds limit their investments in illiquid securities to 15% of their net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Fund has valued the securities. A Fund that invests in illiquid securities may not be able to sell such securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") or certain commercial paper)
may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INDEXED COMMERCIAL PAPER
Indexed commercial paper may have its principal linked to changes in foreign currency exchange rates whereby its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the referenced exchange rate. A Fund will receive interest and principal payments on such commercial paper in the currency in which such commercial paper is denominated, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation.

INFLATION-PROTECTED SECURITIES
Inflation-protected securities, or IPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

The value of inflation-protected securities tends to react to changes in real interest rates. In general, the price of an inflation-protected security can fall when real interest rates rise, and can rise when real interest rates fall.
In addition, the value of inflation-protected securities can fluctuate based on fluctuations in expectations of inflation. Interest payments on inflation-protected securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

INVESTMENT IN OTHER INVESTMENT COMPANIES
The Funds may invest in other investment companies as permitted by the
Investment Company Act of 1940 (the "1940 Act") or the rules and regulations thereunder. The Funds intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act. If a Fund acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Fund's expenses. A
Fund may also invest in exchange-traded funds, subject to the restrictions and limitations of the 1940 Act or any applicable rules, exemptive orders or regulatory guidance.

LOAN PARTICIPATIONS
A Fund may invest in corporate loans either by participating as co-lender at the time the loan is originated or by buying an interest in the loan in the secondary market from a financial institution or institutional investor. The financial status of an institution interposed between a Fund and a borrower may affect the ability of the Fund to receive principal and interest payments.

The success of a Fund may depend on the skill with which an agent bank administers the terms of the corporate loan agreements, monitors borrower compliance with covenants, collects principal, interest and fee payments from borrowers and, where necessary, enforces creditor remedies against borrowers.
Agent banks typically have broad discretion in enforcing loan agreements.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
A Fund may invest in mortgage-related or other asset-backed securities.
Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in or are secured by and payable from

24

mortgage loans on real property. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private organizations.

The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities.
During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates.
If the life of a mortgage-related security is inaccurately predicted, a Fund may not be able to realize the rate of return it expected.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments
(including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities.

A Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations
("CLOs"), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

A Fund may invest in other asset-backed securities. The securitization techniques used to develop mortgage-related securities are being applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are being securitized in structures similar to the structures used in mortgage securitizations.

PREFERRED STOCK
A Fund may invest in preferred stock. Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants'
perceptions of the issuer's ability to continue to pay dividends, than debt of the issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer's common stock under certain conditions, among which may be the specification of a future date when the conversion may begin, a certain number of common shares per preferred shares, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer's common stock as well as the dividends payable on the preferred stock.

REPURCHASE AGREEMENTS AND BUY/SELL BACK TRANSACTIONS
A Fund may enter into repurchase agreements in which a Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security from the Fund at an agreed-upon future date, normally a day or a few days later. The purchase and repurchase transactions are transacted under one agreement. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If the bank or broker-dealer defaults on its repurchase obligation, a
Fund would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price.

A Fund may enter into buy/sell back transactions, which are similar to repurchase agreements. In this type of transaction, a Fund enters a trade to buy securities at one price and simultaneously enters a trade to sell the same securities at another price on a specified date. Similar to a repurchase agreement, the repurchase price is higher than the sale price and reflects current interest rates. Unlike a repurchase agreement, however, the buy/sell back transaction is considered two separate transactions.

REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND OTHER BORROWINGS
A Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leverage risk for a Fund. In addition, reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the purchase price.

Dollar rolls involve sales by a Fund of securities for delivery in the current month and the Fund's simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities.
A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop")
as well as by the interest earned on the cash proceeds of the initial sale.

                                                                             25

Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

RIGHTS AND WARRANTS
Rights and warrants are option securities permitting their holders to subscribe for other securities. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. As a result, an investment in rights and warrants may be considered more speculative than certain other types of investments. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES
A Fund may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Fund does not own, or if the Fund owns the security, is not to be delivered upon consummation of the sale. When the Fund makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. The potential for the price of a fixed-income security sold short to rise is a function of both the remaining maturity of the obligation, its creditworthiness and its yield. Unlike short sales of equities or other instruments, potential for the price of a fixed-income security to rise may be limited due to the fact that the security will be no more than par at maturity. However, the short sale of other instruments or securities generally, including fixed-income securities convertible into equities or other instruments, a fixed-income security trading at a deep discount from par or that pays a coupon that is high in relative and/or absolute terms, or that is denominated in a currency other than the
U.S. Dollar, involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase.

STANDBY COMMITMENT AGREEMENTS
Standby commitment agreements are similar to put options that commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis.

There is no guarantee that a security subject to a standby commitment will be issued. In addition, the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

STRUCTURED SECURITIES AND BASKET SECURITIES
A Fund may invest in various types of structured securities and basket securities. Structured securities are securities issued in structured financing transactions, which generally involve aggregating types of debt assets in a pool or special purpose entity and then issuing new securities. Types of structured financings include securities described elsewhere in this
Prospectus, such as mortgage-related and other asset-backed securities. A
Fund's investments include investments in structured securities that represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of particular debt obligations.
This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or high yield bonds) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow from the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the payment of another class.
Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Basket securities in which a Fund may invest may consist of entities organized and operated for the purpose of holding a basket of other securities. Baskets involving debt obligations may be designed to represent the characteristics of some portion of the debt securities market or the entire debt securities market.

SOVEREIGN DEBT OBLIGATIONS
No established secondary markets may exist for many sovereign debt obligations.
Reduced secondary market liquidity may have an adverse effect on the market price and a Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations may also make it more difficult for a Fund to

26

obtain accurate market quotations for the purpose of valuing its portfolio.
Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

By investing in sovereign debt obligations, the Funds will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. Political changes in a country may affect the willingness of a foreign government to make or provide for timely payments of its obligations.
The country's economic status, as reflected in, among other things, its inflation rate, the amount of its external debt and its gross domestic product, will also affect the government's ability to honor its obligations.

The Funds are permitted to invest in sovereign debt obligations that are not current in the payment of interest or principal or are in default so long as the Adviser believes it to be consistent with the Funds' investment objectives.
The Funds may have limited legal recourse in the event of a default with respect to certain sovereign debt obligations they hold. For example, remedies from defaults on certain sovereign debt obligations, unlike those on private debt, must, in some cases, be pursued in the courts of the defaulting party itself. Legal recourse therefore may be significantly diminished. Bankruptcy, moratorium, and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to issuers of private debt obligations. The political context, expressed as the willingness of an issuer of sovereign debt obligations to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of securities issued by foreign governments in the event of default under commercial bank loan agreements.

VARIABLE, FLOATING AND INVERSE FLOATING RATE INSTRUMENTS
Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a
"floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

A Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

ZERO COUPON AND PRINCIPAL-ONLY SECURITIES
Zero coupon securities and principal-only (PO) securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

ADDITIONAL RISK AND OTHER CONSIDERATIONS
Investments in the Funds involve the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

BORROWING AND LEVERAGE
The Funds may use borrowings for investment purposes subject to applicable statutory or regulatory requirements. Borrowings by a Fund result in leveraging of the Fund's shares. A Fund may also use leverage for investment transactions by entering into transactions such as reverse repurchase agreements, forward contracts and dollar rolls. This means that a Fund uses cash made available during the term of these transactions to make investments in other fixed-income securities.

Utilization of leverage, which is usually considered speculative, involves certain risks to a Fund's shareholders. These include a higher volatility of the NAV of a Fund's shares and the relatively greater effect on the NAV of the shares. So long as a Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings or the carrying costs of leveraged transactions, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. If the interest expense on borrowings or the carrying costs of leveraged transactions approaches the net return on a
Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced. If the interest expense on borrowings or the carrying costs of leveraged transactions were to exceed the net return to shareholders, a Fund's use of leverage would result in a lower rate of return. Similarly, the effect of leverage in a declining market could be a greater decrease in NAV. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense on borrowings or the carrying costs of leveraged transactions, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing its NAV.

FOREIGN (NON-U.S.) SECURITIES
Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. A Fund that invests

                                                                             27

in foreign fixed-income securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in securities of
U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

Securities registration, custody, and settlement may in some instances be subject to delays and legal and administrative uncertainties. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Fund's investments. Transaction costs, including brokerage commissions for transactions both on and off the securities exchanges, in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting, and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in foreign securities than to investors in U.S.
securities. Substantially less information is publicly available about certain
non-U.S. issuers than is available about most U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in securities in the country involved.
In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as
Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the
Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.

Algeria                                Hong Kong                              Poland
Argentina                              Hungary                                Qatar
Belize                                 India                                  Romania
Brazil                                 Indonesia                              Russia
Bulgaria                               Israel                                 Singapore
Chile                                  Jamaica                                Slovakia
China                                  Jordan                                 Slovenia
Colombia                               Kazakhstan                             South Africa
Costa Rica                             Lebanon                                South Korea
Cote D'Ivoire                          Malaysia                               Taiwan
Croatia                                Mexico                                 Thailand
Czech Republic                         Morocco                                Trinidad & Tobago
Dominican Republic                     Nigeria                                Tunisia
Ecuador                                Pakistan                               Turkey
Egypt                                  Panama                                 Ukraine
El Salvador                            Peru                                   Uruguay
Guatemala                              Philippines                            Venezuela

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment oppor-

28

tunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN (NON-U.S.) CURRENCIES
A Fund that invests some portion of its assets in securities denominated in, and receives revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar.
Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. In light of these risks, a Fund may engage in certain currency hedging transactions, as described above, which involve certain special risks.

A Fund may also invest directly in foreign currencies for non-hedging purposes directly on a spot basis (i.e., cash) or through derivative transactions, such as forward currency exchange contracts, futures and options thereon, swaps and options as described above. These investments will be subject to the same risks. In addition, currency exchange rates may fluctuate significantly over short periods of time, causing a Fund's NAV to fluctuate.

INVESTMENT IN BELOW INVESTMENT GRADE FIXED-INCOME SECURITIES
Investments in securities rated below investment grade (commonly known as "junk bonds") may be subject to greater risk of loss of principal and interest than higher-rated securities. These securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of these securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Fund may experience difficulty in valuing such securities and, in turn, the Fund's assets.

UNRATED SECURITIES
A Fund may invest in unrated securities when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Fund to a degree comparable to that of rated securities that are consistent with the
Fund's objective and policies.

FUTURE DEVELOPMENTS
A Fund may take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the
Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES
A Fund's Board of Directors (the "Board") may change the Fund's investment objective without shareholder approval. The Fund will provide shareholders with
60 days' prior written notice of any change to the Fund's investment objective.
Unless otherwise noted, all other investment policies of a Fund may be changed without shareholder approval.

TEMPORARY DEFENSIVE POSITION
For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest in certain types of short-term, liquid, investment grade or high quality (depending on the Fund)
debt securities. While a Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                                                             29

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares of a Fund that are offered in this Prospectus. The Funds offer four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below.

HOW TO BUY SHARES
The purchase of a Fund's shares is priced at the next determined NAV after your order is received in proper form.

Class A, Class R, Class K and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Fund ("group retirement plans"), as follows:

Class A shares offered through this Prospectus are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual
401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to
$10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least
$10,000,000 in plan assets and certain related group retirement plans described in the Funds' SAI. Class I shares are also available to certain institutional clients of the Adviser who invest at least $2 million in a Fund.

Class A, Class R, Class K and Class I shares are also available to certain
AllianceBernstein-sponsored group retirement plans. Class R, Class K and
Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs,
SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans. Effective October 19, 2005,
Class I shares were no longer available to AllianceBernstein-sponsored group retirement plan programs known as the "Informed Choice" programs.

REQUIRED INFORMATION
A Fund is required by law to obtain, verify, and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potentially criminal activity, the Fund reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or
FINRA, member firm.

A Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the
Fund with his or her correct taxpayer identification number. To avoid this, you must provide your correct tax identification number on your Mutual Fund
Application.

GENERAL
AllianceBernstein Investments, Inc., or ABI, may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees or CDSCs.

                           WHAT IS A RULE 12B-1 FEE?
  A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in a Fund's fee table included in Summary Information section above.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES
Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service (Rule 12b-1)
fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                               DISTRIBUTION AND/OR SERVICE
                                 (RULE 12B-1) FEE (AS A
                                 PERCENTAGE OF AGGREGATE
                                AVERAGE DAILY NET ASSETS)
                      ------------------------------------
                      Class A             .30%
                      Class R             .50%
                      Class K             .25%
                      Class I             None

30

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher
Rule 12b-1 fees than Class A shares. Because higher fees mean a higher expense ratio, Class R shares pay correspondingly lower dividends and may have a lower
NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or
Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial intermediary.

CLASS A SHARES
Class A shares offered through this Prospectus do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. Purchases of
Class A shares by AllianceBernstein or non-AllianceBernstein-sponsored group retirement plans may be subject to a 1% CDSC if terminated within one year. The
CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of shares being redeemed.

CLASS R, CLASS K AND CLASS I SHARES
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Fund offers distribution arrangements for group retirement plans. Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for group retirement plans as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus and the Funds' SAI. Group retirement plans also may not offer all classes of shares of a Fund. A Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial intermediaries market and sell shares of the Funds. These financial intermediaries may receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any CDSC, and/or Rule
12b-1 fee that you or the Funds may pay.

                       WHAT IS A FINANCIAL INTERMEDIARY?
  A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks and insurance companies.
  Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

ABI may pay financial intermediaries selling Class A shares a fee of up to 1%.
Up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

For Class R and Class K shares, up to 100% of the Rule 12b-1 fee applicable to these classes of shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R and Class K shares.

  Your financial advisor's firm receives compensation from the Funds, ABI, and/or the Adviser in several ways from various sources, which include some or all of the following:

  - Rule 12b-1 fees;
  - additional distribution support;
  - defrayal of costs for educational seminars and training; and
  - payments related to providing shareholder recordkeeping and/or transfer agency services.

  Please read the Prospectus carefully for information on this compensation.

OTHER PAYMENTS FOR DISTRIBUTION SERVICES AND EDUCATIONAL SUPPORT
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual
Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of
(a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms'
employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. ABI may pay a portion of "ticket" or other transactional charges.

For 2011, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds are expected to be approximately 0.04% of the average monthly assets of the
AllianceBernstein Mutual Funds, or approximately $18.0 million. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein
Mutual Funds or approximately $16.5 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mu-

                                                                             31

tual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein
Mutual Funds on a "preferred list." ABI's goal is to make the financial intermediaries who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual
Fund shares. Please see "Management of the Funds--Transfer Agency and
Retirement Plan Services" below. These expenses paid by the Funds are included in "Other Expenses" under "Fees and Expenses of the Fund--Annual Fund Operating
Expenses" in the Summary Information at the beginning of the Prospectus.

  IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS
  THAN ANOTHER, YOUR FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND
  ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR FINANCIAL ADVISOR AND HIS
  OR HER FIRM RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS
  ANOTHER, THE FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND THAT
  CLASS.

As of the date of the Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  Advisor Group, Inc.
  Ameriprise Financial Services
  AXA Advisors
  Bank of America
  Cadaret, Grant & Co.
  CCO Investment Services Corp.
  Chase Investment Services
  Commonwealth Financial Network
  Donegal Securities
  Financial Network Investment Company
  LPL Financial Corporation
  Merrill Lynch
  Morgan Stanley Smith Barney
  Multi-Financial Securities Corporation
  Northwestern Mutual Investment Services
  PrimeVest Financial Services
  Raymond James
  RBC Wealth Management
  Robert W. Baird
  UBS Financial Services
  Wells Fargo Advisors
  Wells Fargo Investments

Although the Funds may use brokers and dealers that sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of
AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

HOW TO EXCHANGE SHARES
You may exchange your Fund shares for shares of the same class of other
AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) provided that the other fund offers the same class of shares. Exchanges of shares are made at the next-determined
NAV, without sales or service charges. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AllianceBernstein
Mutual Fund whose shares are being acquired. Your exchange of shares is priced at the next-determined NAV after your order is received in proper form. You may request an exchange by mail or telephone. In order to receive a day's NAV,
AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The
Funds may modify, restrict or terminate the exchange privilege on 60 days'
written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the
New York Stock Exchange, or Exchange, is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in proper form. Normally, redemption proceeds are sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the
Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Your financial intermediary must receive your sales request by 4:00 p.m.,
Eastern time, and submit it to the Fund by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the
Fund and may charge you a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
Each Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below. There is no guarantee that the Funds will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in
Fund shares through purchases, sales and exchanges of shares. Each Fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

32

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the
Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause a Fund to sell shares at inopportune times to accommodate redemptions relating to short-term trading. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, a Fund may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Funds that may invest significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a
Fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The
Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Fund shareholders.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). All Funds may be adversely affected by price arbitrage.

POLICY REGARDING SHORT-TERM TRADING. Purchases and exchanges of shares of the
Funds should be made for investment purposes only. The Funds will seek to prevent patterns of excessive purchases and sales of Fund shares to the extent they are detected by the procedures described below. The Funds reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

..  TRANSACTION SURVEILLANCE PROCEDURES. The Funds, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Fund shares. This surveillance process involves several factors, which include scrutinizing transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time.
   Generally, more than two exchanges of Fund shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Funds may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading.
   These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

..  ACCOUNT BLOCKING PROCEDURES. If the Funds determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Fund account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current
   Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be
   "locked" into an unsuitable investment. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

..  APPLICATIONS OF SURVEILLANCE PROCEDURES AND RESTRICTIONS TO OMNIBUS
   ACCOUNTS. Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Funds have entered into agreements with all of their financial intermediaries that require the financial intermediaries to provide the Funds, upon the request of the Funds or their agents, with individual account level information about their trans-

                                                                             33

 actions. If the Funds detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Funds to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Fund shares. For certain retirement plan accounts, the Funds may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Fund shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal
 Service (i.e., regular mail).

HOW THE FUNDS VALUE THEIR SHARES
Each Fund's NAV is calculated at the close of regular trading on the Exchange
(ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Fund invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

The Funds value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of each Fund's
Board. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Funds expect to use fair value pricing for securities primarily traded on U.S.
exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Funds believe that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Funds may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the
Fund. The Valuation Committee values Fund assets as described above.

34

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Each Fund's adviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New
York, New York 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of September 30, 2010, totaling approximately $484 billion (of which more than $81 billion represented assets of investment companies). As of September 30, 2010, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 33 of the nation's FORTUNE 100 companies), for public employee retirement funds in 38 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. Currently, the 35 registered investment companies managed by the Adviser, comprising 115 separate investment portfolios, have approximately 3.2 million retail accounts.

The Adviser provides investment advisory services and order placement facilities for each of the Funds. For these advisory services, each Fund paid the Adviser during the most recent fiscal year a management fee as a percentage of average daily net assets as follows:

                                         FEE AS A PERCENTAGE OF
                                           AVERAGE DAILY NET    FISCAL YEAR
    FUND                                         ASSETS            ENDED
    -----------------------------------------------------------------------
    AllianceBernstein Intermediate Bond           .25%*          10/31/10
    AllianceBernstein Global Bond                 .45%            9/30/10
    AllianceBernstein Diversified Yield           .00%*          10/31/10
    AllianceBernstein High Income                 .45%           10/31/10

*Fee stated net of any waivers and/or reimbursements. See "Fees and Expenses of the Fund" in the Summary Information at the beginning of the Prospectus for more information about fee waivers.

A discussion regarding the basis for the Board's approval of each Fund's investment advisory agreement is available in the Fund's semi-annual report to shareholders.

The Adviser may act as an investment adviser to other persons, firms, or corporations, including investment companies, hedge funds, pension funds, and other institutional investors. The Adviser may receive management fees, including performance fees, that may be higher or lower than the advisory fees it receives from the Funds. Certain other clients of the Adviser may have investment objectives and policies similar to those of a Fund. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including a Fund. When two or more of the clients of the Adviser (including a
Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGERS
The management of, and investment decisions for, the Funds' portfolios are made by certain Investment Policy Teams. Each Investment Policy Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for coordinating each
Fund's investments.

The following table lists the Investment Policy Teams, the person within each
Investment Policy Team with the most significant responsibility for day-to-day management of each Fund's portfolio, the length of time that each person has been jointly and primarily responsible for the Fund, and each person's principal occupation during the past five years:

         FUND AND                                    PRINCIPAL OCCUPATION(S)
       RESPONSIBLE                                   DURING THE PAST FIVE (5)
           TEAM             EMPLOYEE; YEAR; TITLE             YEARS
 -----------------------------------------------------------------------------
 AllianceBernstein         Alison M. Martier; since  Senior Vice President of
 Intermediate Bond         2005; Senior Vice         the Adviser, with which
 Portfolio                 President of the Adviser  she has been associated
 U.S. Investment Grade     and Director of the       in a substantially
 Core Fixed Income Team    Fixed Income Senior       similar capacity to her
                           Portfolio Management Team current position since
                                                     prior to 2006.

                           Greg J. Wilensky; since   Senior Vice President of
                           2005; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                           and Director of Stable    in a substantially
                           Value Investments         similar capacity to his
                                                     current position since
                                                     prior to 2006.

                           Shawn E. Keegan; since    Vice President of the
                           2005; Vice President of   Adviser, with which he
                           the Adviser               has been associated in a
                                                     substantially similar
                                                     capacity to his current
                                                     position since prior to
                                                     2006.

                           Douglas J. Peebles;       Senior Vice President of
                           since 2007; Senior Vice   the Adviser, with which
                           President of the          he has been associated
                           Adviser; and Chief        in a substantially
                           Investment Officer and    similar capacity to his
                           Head of Fixed Income      current position since
                                                     prior to 2006.

                           Paul J. DeNoon; since     Senior Vice President of
                           2009; Senior Vice         the Adviser, with which
                           President of the Adviser  he has been associated
                           and Director of Emerging  in a substantially
                           Market Debt               similar capacity to his
                                                     current position since
                                                     prior to 2006.

                                                                             35

         FUND AND                                    PRINCIPAL OCCUPATION(S)
       RESPONSIBLE                                   DURING THE PAST FIVE (5)
           TEAM             EMPLOYEE; YEAR; TITLE             YEARS
 -----------------------------------------------------------------------------
 AllianceBernstein Global  Paul J. DeNoon; since     (see above)
 Bond Fund                 2002; (see above)
 Global Fixed Income                                 Senior Vice President of
 Investment Team           Scott DiMaggio; since     the Adviser, with which
                           2005; Senior Vice         he has been associated
                           President of the Adviser  in a substantially
                           and Director of Canada    similar capacity to his
                           Fixed Income              current position since
                                                     prior to 2006.

                           Michael L. Mon; since     Vice President of the
                           2003; Vice President of   Adviser, with which he
                           the Adviser               has been associated in a
                                                     substantially similar
                                                     capacity to his current
                                                     position since prior to
                                                     2006.

                           Douglas J. Peebles;       (see above)
                           since 1992; (see above)

                           Matthew S. Sheridan;      Vice President of the
                           since 2007; Vice          Adviser, with which he
                           President of the Adviser  has been associated in a
                                                     substantially similar
                                                     capacity to his current
                                                     position since prior to
                                                     2006.

 AllianceBernstein         Paul J. DeNoon; since     (see above)
 Diversified Yield Fund    2005; (see above)         Vice President of the
 Global Fixed Income       Joran Laird; since 2009;  Adviser, with which he
 Investment Team and       Vice President of the     has been associated in a
 Global Credit Investment  Adviser                   substantially similar
 Team                                                capacity to his current
                                                     position since prior to
                                                     2006.

                           Douglas J. Peebles;       (see above)
                           since 1996; (see above)

                           Matthew S. Sheridan;      (see above)
                           since 2006; (see above)

                           Greg J. Wilensky; since   (see above)
                           2008; (see above)

 AllianceBernstein High    Paul J. DeNoon; since     (see above)
 Income Fund               2002; (see above)         Senior Vice President of
 Global Fixed Income       Gershon M. Distenfeld;    the Adviser, with which
 Investment Team and       since 2008; Senior Vice   he has been associated
 Global Credit Investment  President of the Adviser  in a substantially
 Team                                                similar capacity to his
                                                     current position since
                                                     prior to 2006.

                           Douglas J. Peebles;       (see above)
                           since 2002; (see above)

                           Marco Santamaria; since   Vice President of the
                           2010; Vice President of   Adviser, with which he
                           the Adviser               has been associated in a
                                                     substantially similar
                                                     capacity to his current
                                                     position since June
                                                     2010. Prior thereto, he
                                                     was a founding partner
                                                     at Global Securities
                                                     Advisors, an
                                                     emerging-market-oriented
                                                     fixed-income hedge fund
                                                     since prior to 2006.

                           Matthew S. Sheridan;      (see above)
                           since 2005; (see above)

Additional information about the portfolio managers may be found in the Funds'
SAI.

PERFORMANCE OF A SIMILARLY MANAGED PORTFOLIO
The investment teams employed by the Adviser to manage ALLIANCEBERNSTEIN HIGH
INCOME FUND and ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO have substantial experience in managing discretionary accounts of institutional clients, pooled investment vehicles and/or other registered investment companies and portions thereof (the "Historical Accounts") that have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies as the Funds. The Historical Accounts that are not registered investment companies are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Internal Revenue Code (the "Code") to which the Funds, as registered investment companies, are subject and which, if applicable to the Historical
Accounts, may have adversely affected the performance of the Historical
Accounts. With respect to ALLIANCEBERNSTEIN HIGH INCOME FUND, the Historical
Accounts' performance information is representative solely of the performance of a pooled investment vehicle that is not offered for sale in the United
States.

Set forth below is performance data provided by the Adviser relating to the
Historical Accounts managed by the investment team that manages each Fund's assets. Performance data is shown for the period during which the investment teams of the Adviser managed the Historical Accounts through December 31, 2010.
The aggregate assets for the Historical Accounts managed by the High Income investment team and the Intermediate Bond investment team as of September 30,
2010 were approximately $26.6 billion and $15.6 billion, respectively. The investment teams' Historical Accounts have a nearly identical composition of representative investment holdings and related percentage weightings.

The performance data is net of all fees (including any portfolio transaction costs) charged to the Historical Accounts, calculated on a monthly basis. The highest fee payable for the Historical Accounts is 2.04% of assets for
ALLIANCEBERNSTEIN HIGH INCOME FUND and .91% of assets for ALLIANCEBERNSTEIN
INTERMEDIATE BOND PORTFOLIO, annually. Net-of-fee performance figures reflect the compounding effect of such fees.

The data has not been adjusted to reflect any fees that will be payable by the
Funds, which may be higher than the fees imposed on the Historical Accounts, and will reduce the returns of the Funds. Expenses associated with the distribution of Class A, Class R and Class K shares of the Funds in accordance with the plans adopted by the Boards of the Funds under

36

Commission Rule 12b-1 are also excluded. Except as noted, the performance data has also not been adjusted for corporate or individual taxes, if any, payable by account owners.

The Adviser has calculated the investment performance of the Historical
Accounts on a trade-date basis. Income has been accrued daily and cash flows weighted daily. Composite investment performance for the Funds has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return. Other methods of computing the investment performance of the Historical Accounts may produce different results, and the results for different periods may vary.

A composite benchmark, comprised of the JPMorgan Emerging Markets Bond Index
Global ("EMBI Global"), the JPMorgan Government Bond Index-Emerging Markets
("GBI-EM") and the Barclays Capital High Yield Index (2% Constrained) ("BC High
Yield") on an equal weighted basis (the "High Income Composite Benchmark") is used by High Income and its Historical Account, for purposes of this example, as a benchmark to measure its relative performance. EMBI Global tracks total returns for traded external debt instruments in the emerging markets, GBI-EM tracks total returns for local currency government bonds issued by emerging markets, and BC High
Yield tracks the U.S. Dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

The Barclays Capital Aggregate Index ("BC Aggregate Index") is used by
ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO as a benchmark to measure its relative performance and is composed of securities from Barclays Capital
Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the
Asset-Backed Securities Index. The index's total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

To the extent the investment teams utilize investment techniques such as swaps, futures or options, the performance of the High Income Composite Benchmark and the BC Aggregate Index may not be substantially comparable to the performance of the investment teams' Historical Accounts. The High Income Composite
Benchmark and the BC Aggregate Index do not reflect the deduction of any fees or expenses associated with the active management of a mutual fund.

The performance data below is provided solely to illustrate the investment teams' performance in managing the Historical Accounts as measured against a broad based market index. The performance of the Funds will be affected by the performance of the investment teams managing the Funds' assets. If the investment teams were to perform relatively poorly, the performance of the
Funds would suffer. Investors should not rely on the performance data of the
Historical Accounts as an indication of future performance of the Funds.

The investment performance for the periods presented may not be indicative of future rates of return. The performance was not calculated pursuant to the methodology established by the Commission that will be used to calculate the
Funds' performance. The use of methodology different from that used to calculate performance could result in different performance data.

SCHEDULE OF HISTORICAL PERFORMANCE - HISTORICAL ACCOUNTS*

                                                              HIGH INCOME     HIGH INCOME
                                                           HISTORICAL ACCOUNT  COMPOSITE                           BC HIGH
                                                             TOTAL RETURN**    BENCHMARK  EMBI GLOBAL*** GBI-EM YIELD INDEX***
------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31:
2010                                                             15.62%          14.01%       12.04%     13.08%     14.94%
2009                                                             60.62%          33.73%       28.18%     16.56%     58.76%
2008                                                            -32.27%         -14.79%      -10.91%     -6.93%    -25.88%
2007                                                              5.91%           8.19%        6.28%     16.28%      2.26%
2006                                                             12.56%          10.97%        9.88%     11.96%     10.76%
2005                                                              7.99%           5.46%       10.73%      2.87%      2.76%
2004                                                             11.11%          15.36%       11.73%     23.12%     11.14%
2003                                                             36.36%          24.06%       25.66%     17.79%     28.78%
2002                                                              5.26%          13.66%       13.11%     29.11%      -.24%
2001                                                            -10.44%             N/A        1.36%        N/A      5.46%
2000                                                             -4.25%             N/A       14.41%        N/A     -5.79%
1999                                                             18.76%             N/A       24.18%        N/A      2.39%
1998                                                            -15.60%             N/A      -11.54%        N/A      1.87%
Cumulative total return for the period September 22, 1997
 (inception of Historical Account) to December 31, 2010         121.73%             N/A      234.63%***     N/A    132.90%***
------------------------------------------------------------------------------------------------------------------------------

*  Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

***Net inception cumulative index returns are from December 31, 1997.

                                                                             37

                                                              INTERMEDIATE BOND   BC U.S.
                                                             HISTORICAL ACCOUNTS AGGREGATE
                                                               TOTAL RETURN**      INDEX
------------------------------------------------------------------------------------------
Year Ended December 31:
2010                                                                9.45%          6.54%
2009                                                               18.77%          5.93%
2008                                                               -5.41%          5.24%
2007                                                                5.60%          6.97%
2006                                                                5.26%          4.33%
2005                                                                3.22%          2.43%
2004                                                                5.48%          4.34%
2003                                                                8.45%          4.10%
2002                                                                7.93%         10.26%
Cumulative total return for the period June 30, 2001
 (inception of Historical Accounts) to December 31, 2010           81.89%         70.18%
------------------------------------------------------------------------------------------

*  Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of presentation of this data is described in the preceding discussion.

** Net of all fees.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2010

                                                                   SINCE
                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS INCEPTION
--------------------------------------------------------------------------
High Income Historical Account   15.62%  7.94%   8.44%    8.75%    6.18%*
High Income Composite Benchmark  14.01%  9.12%   9.30%      N/A      N/A
  EMBI Global                    12.04%  8.56%   8.36%   10.29%    9.74%**
  GBI-EM                         13.08%  7.06%   9.82%      N/A      N/A
  BC High Yield                  14.94% 10.59%   8.91%    9.01%    6.72%**
--------------------------------------------------------------------------

*  Inception date of Historical Account is September 22, 1997.

** Since inception average annual total returns are from December 31, 1997.

                                                                SINCE
                                       1 YEAR 3 YEARS 5 YEARS INCEPTION
-----------------------------------------------------------------------
Intermediate Bond Historical Accounts  9.45%   7.13%   6.45%    6.50%*
BC U.S. Aggregate Index                6.54%   5.90%   5.80%    5.76%*

*  Inception date of Historical Accounts is June 30, 2001.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Funds. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance, and redemption of
Fund shares and disburses dividends and other distributions to Fund shareholders.

Retirement plans may also hold Fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Funds, may be paid for each participant fund account in amounts up to $19 per customer fund account per annum and/or up to 0.25% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Funds, they are included in the amount appearing opposite the caption "Other Expenses" found in the Fund expense tables under "Fees and Expenses of the Fund" in the Summary Information at the
beginning of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

38

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that
Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid by check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to the Adviser, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year. Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit sharing and money purchase plan, defined benefit plan or nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described below apply only to investments made other than by such plans.

You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before
December 31, 2012, distributions of dividends to a Fund's non-corporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, if such distributions are derived from, and designated by a Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and
"qualified foreign corporations." Other distributions by a Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or
December and paid in January of the following year are taxable as if they had been paid the previous December. A Fund will notify you as to how much of the
Fund's distributions, if any, qualify for these reduced tax rates.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to
"pass through" to the Fund's shareholders credits for foreign income taxes paid
(or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so, and Funds that invest primarily in U.S. securities will not do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send you tax information stating the amount and type of all its distributions for the year. You are encouraged to consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances, as well as about any possible foreign tax consequences.

NON-U.S. SHAREHOLDERS
If you are a nonresident alien individual or a foreign corporation for federal income tax purposes, please see the Funds' SAI for information on how you will be taxed as a result of holding shares in the Funds.

                                                                             39

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The
Funds reserve the right to close an account that has remained below $1,000 for
90 days.

During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so.
Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS's toll-free number,
800-221-5672. Some services are described in the Mutual Fund Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same Funds.
In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Funds, all
AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.

40

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

BONDS are interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bond holder a specified sum of money, usually at specified intervals, and to repay the principal amount of the loan at maturity.

FIXED-INCOME SECURITIES are investments, such as bonds, that pay a fixed rate of return.

NON-U.S. COMPANY or NON-U.S. ISSUER is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country,
(ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

SOVEREIGN DEBT OBLIGATIONS are foreign government debt securities, loan participations between foreign governments and financial institutions, and interests in entities organized and operated for the purpose of restructuring the investment characteristics of foreign government securities.

SUPRANATIONAL ENTITIES are international organizations formed by two or more governments. Examples of supranational entities include the International Bank for Reconstruction and Development, the Inter-American Development Bank, the
Asian Development Bank, the African Development Bank, the International Finance
Corporation and the European Bank for Reconstruction and Development.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, including obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, or by certain government-sponsored entities (entities chartered by or sponsored by Act of
Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes, and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

THE BOFA MERRILL LYNCH 3-MONTH T-BILL INDEX is an unmanaged index that measures returns of three-month Treasury Bills.

THE BARCLAYS CAPITAL U.S. AGGREGATE INDEX is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

THE BARCLAYS CAPITAL GLOBAL AGGREGATE INDEX is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Barclays Capital, including the U.S. Aggregate Index, the
Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific
Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

THE BARCLAYS CAPITAL HIGH YIELD INDEX is an unmanaged index generally representative of corporate bonds rated below investment grade.

THE JPMORGAN EMERGING MARKETS BOND INDEX GLOBAL is a broad-based, unmanaged index which tracks total return for external currency denominated debt in emerging markets.

THE JPMORGAN GOVERNMENT BOND INDEX-EMERGING MARKETS is a definitive local emerging markets debt benchmark that tracks local currency government bonds issued by emerging markets.

                                                                             41

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42

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of a class of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, the independent registered public accounting firm for all Funds, whose reports, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

                                                                             43

                                  INCOME FROM INVESTMENT OPERATIONS           LESS: DIVIDENDS AND DISTRIBUTIONS
                               -----------------------------------     ----------------------------------------------
                                                         NET INCREASE
                     NET ASSET             NET REALIZED   (DECREASE)   DIVIDENDS    TAX   DISTRIBUTIONS
                      VALUE,      NET     AND UNREALIZED IN NET ASSET   FROM NET  RETURN     FROM NET        TOTAL
FISCAL YEAR OR       BEGINNING INVESTMENT GAIN (LOSS) ON  VALUE FROM   INVESTMENT   OF    REALIZED GAIN  DIVIDENDS AND
PERIOD               OF PERIOD INCOME (a)  INVESTMENTS    OPERATIONS     INCOME   CAPITAL ON INVESTMENTS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND
CLASS A
Year Ended 10/31/10   $10.28      $.42(c)     $  .70        $ 1.12       $(.42)    $(.00)     $0.00          $(.42)
Year Ended 10/31/09     8.77       .44(c)       1.53          1.97        (.46)     (.00)      0.00           (.46)
Year Ended 10/31/08    10.24       .50(c)      (1.49)         (.99)(h)    (.48)     (.00)      0.00           (.48)
Year Ended 10/31/07    10.18       .42(c)        .06           .48        (.42)     (.00)      0.00           (.42)
Year Ended 10/31/06    10.15       .41(c)        .04           .45        (.42)     (.00)      0.00           (.42)

CLASS R
Year Ended 10/31/10   $10.28      $.37(c)     $  .73        $ 1.10       $(.40)    $(.00)     $0.00          $(.40)
Year Ended 10/31/09     8.77       .43(c)       1.51          1.94        (.43)     (.00)      0.00           (.43)
Year Ended 10/31/08    10.24       .46(c)      (1.47)        (1.01)(h)    (.46)     (.00)      0.00           (.46)
Year Ended 10/31/07    10.18       .44(c)        .02           .46        (.40)     (.00)      0.00           (.40)
Year Ended 10/31/06    10.15       .39(c)        .04           .43        (.40)     (.00)      0.00           (.40)

CLASS K
Year Ended 10/31/10   $10.29      $.43(c)     $  .70        $ 1.13       $(.43)    $(.00)     $0.00          $(.43)
Year Ended 10/31/09     8.78       .45(c)       1.52          1.97        (.46)     (.00)      0.00           (.46)
Year Ended 10/31/08    10.25       .48(c)      (1.47)         (.99)(h)    (.48)     (.00)      0.00           (.48)
Year Ended 10/31/07    10.19       .42(c)        .06           .48        (.42)     (.00)      0.00           (.42)
Year Ended 10/31/06    10.16       .42(c)        .03           .45        (.42)     (.00)      0.00           (.42)

CLASS I
Year Ended 10/31/10   $10.29      $.49(c)     $  .68        $ 1.17       $(.46)    $(.00)     $0.00          $(.46)
Year Ended 10/31/09     8.78       .47(c)       1.52          1.99        (.48)     (.00)      0.00           (.48)
Year Ended 10/31/08    10.24       .50(c)      (1.45)         (.95)(h)    (.51)     (.00)      0.00           (.51)
Year Ended 10/31/07    10.18       .45(c)        .06           .51        (.45)     (.00)      0.00           (.45)
Year Ended 10/31/06    10.16       .44(c)        .03           .47        (.45)     (.00)      0.00           (.45)

DIVERSIFIED YIELD
CLASS A
Year Ended 10/31/10   $ 8.10      $.24        $  .39        $  .63       $(.23)    $(.00)     $0.00          $(.23)
Year Ended 10/31/09     7.39       .32           .71          1.03        (.28)     (.04)      0.00           (.32)
Year Ended 10/31/08     9.02       .36         (1.63)        (1.27)(h)    (.36)     (.00)      0.00           (.36)
Year Ended 10/31/07     8.62       .34           .40           .74        (.34)     (.00)      0.00           (.34)
Year Ended 10/31/06     8.70       .34           .14           .48        (.34)     (.00)      (.22)          (.56)

CLASS R
Year Ended 10/31/10   $ 8.07      $.22        $  .39        $  .61       $(.21)    $(.00)     $0.00          $(.21)
Year Ended 10/31/09     7.37       .30           .70          1.00        (.26)     (.04)      0.00           (.30)
Year Ended 10/31/08     8.99       .34         (1.62)        (1.28)(h)    (.34)     (.00)      0.00           (.34)
Year Ended 10/31/07     8.61       .35           .34           .69        (.31)     (.00)      0.00           (.31)
Year Ended 10/31/06     8.69       .31           .14           .45        (.31)     (.00)      (.22)          (.53)

CLASS K
Year Ended 10/31/10   $ 8.10      $.23        $  .41        $  .64       $(.24)    $(.00)     $0.00          $(.24)
Year Ended 10/31/09     7.39       .32           .71          1.03        (.28)     (.04)      0.00           (.32)
Year Ended 10/31/08     9.00       .38         (1.63)        (1.25)(h)    (.36)     (.00)      0.00           (.36)
Year Ended 10/31/07     8.61       .32           .40           .72        (.33)     (.00)      0.00           (.33)
Year Ended 10/31/06     8.69       .29           .19           .48        (.34)     (.00)      (.22)          (.56)

CLASS I
Year Ended 10/31/10   $ 8.08      $.26        $  .40        $  .66       $(.26)    $(.00)     $0.00          $(.26)
Year Ended 10/31/09     7.38       .34           .70          1.04        (.30)     (.04)      0.00           (.34)
Year Ended 10/31/08     9.00       .38         (1.62)        (1.24)(h)    (.38)     (.00)      0.00           (.38)
Year Ended 10/31/07     8.61       .36           .40           .76        (.37)     (.00)      0.00           (.37)
Year Ended 10/31/06     8.69       .37           .14           .51        (.37)     (.00)      (.22)          (.59)
----------------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on pages 47 through 48.

44

                                          RATIOS/SUPPLEMENTAL DATA
                         ----------------------------------------------------------
              TOTAL                                        RATIO OF NET
            INVESTMENT                      RATIO OF        INVESTMENT
NET ASSET  RETURN BASED    NET ASSETS,      EXPENSES          INCOME       PORTFOLIO
VALUE, END ON NET ASSET   END OF PERIOD    TO AVERAGE       TO AVERAGE     TURNOVER
OF PERIOD   VALUE (b)    (000'S OMITTED)   NET ASSETS       NET ASSETS       RATE
------------------------------------------------------------------------------------
  $10.98       11.17%(d)    $418,023         .91%(e)(f)(g)     3.98%(c)(e)     99%
   10.28       23.01(d)      419,319         .89(f)(g)         4.71(c)         95
    8.77      (10.15)(d)     360,606         .85(f)            4.68(c)        184
   10.24        4.79(d)       41,696         .98(f)            4.13(c)        173
   10.18        4.51          44,409         .98(e)(f)         4.08(c)(e)     446

  $10.98       10.94%(d)    $    759        1.08%(e)(f)(g)     3.49%(c)(e)     99%
   10.28       22.74(d)          156        1.11(f)(g)         4.39(c)         95
    8.77      (10.33)(d)          73        1.05(f)            4.45(c)        184
   10.24        4.57(d)          577        1.18(f)            3.97(c)        173
   10.18        4.31              13        1.18(e)(f)         3.89(c)(e)     446

  $10.99       11.21%(d)    $  4,359         .86%(e)(f)(g)     4.02%(c)(e)     99%
   10.29       23.05(d)        4,434         .84(f)(g)         4.76(c)         95
    8.78      (10.09)(d)       3,784         .80(f)            4.69(c)        184
   10.25        4.84(d)        7,222         .93(f)            4.39(c)        173
   10.19        4.54              10         .93(e)(f)         4.13(c)(e)     446

  $11.00       11.59%(d)    $  1,348         .67%(e)(f)(g)     4.60%(c)(e)     99%
   10.29       23.36(d)        5,095         .59(f)(g)         5.02(c)         95
    8.78       (9.78)(d)       5,115         .55(f)            4.98(c)        184
   10.24        5.10(d)        5,368         .68(f)            4.44(c)        173
   10.18        4.71           5,913         .68(e)(f)         4.37(c)(e)     446

  $ 8.50        7.88%(d)    $ 42,733         .90%(e)(f)        2.83%(c)(e)     54%
    8.10       14.45(d)       46,138         .90(f)            4.24(c)         86
    7.39      (14.57)(d)      39,639         .90(f)            4.13(c)         81
    9.02        8.60(d)       48,542        1.47               3.81           134
    8.62        5.61          25,348        1.78(e)(g)         3.93(e)        169

  $ 8.47        7.68%(d)    $    516        1.10%(e)(f)        2.61%(c)(e)     54%
    8.07       14.12(d)          364        1.10(f)            4.02(c)         86
    7.37      (14.65)(d)         252        1.10(f)            3.98(c)         81
    8.99        8.15(d)          187        1.58               4.08           134
    8.61        5.32              20        2.03(e)(g)         3.64(e)        169

  $ 8.50        8.00%(d)    $    205         .85%(e)(f)        2.73%(c)(e)     54%
    8.10       14.45(d)           25         .85(f)            4.29(c)         86
    7.39      (14.28)(d)          21         .85(f)            4.02(c)         81
    9.00        8.46(d)           57        1.59               3.47           134
    8.61        5.61             141        1.80(e)(g)         3.63(e)        169

  $ 8.48        8.26%(d)    $     10         .60%(e)(f)        3.13%(c)(e)     54%
    8.08       14.69(d)            9         .60(f)            4.57(c)         86
    7.38      (14.21)(d)           8         .60(f)            4.45(c)         81
    9.00        8.92(d)           10        1.14               4.06           134
    8.61        5.95              10        1.46(e)(g)         4.25(e)        169
------------------------------------------------------------------------------------

                                                                             45

                                      INCOME FROM INVESTMENT OPERATIONS           LESS: DIVIDENDS AND DISTRIBUTIONS
                                   -----------------------------------     ----------------------------------------------
                                                             NET INCREASE
                         NET ASSET             NET REALIZED   (DECREASE)   DIVIDENDS    TAX   DISTRIBUTIONS
                          VALUE,      NET     AND UNREALIZED IN NET ASSET   FROM NET  RETURN     FROM NET        TOTAL
                         BEGINNING INVESTMENT GAIN (LOSS) ON  VALUE FROM   INVESTMENT   OF    REALIZED GAIN  DIVIDENDS AND
FISCAL YEAR OR PERIOD    OF PERIOD INCOME (a)  INVESTMENTS    OPERATIONS     INCOME   CAPITAL ON INVESTMENTS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND
CLASS A
Year Ended 9/30/10         $7.87      $.32(c)     $  .63        $  .95       $(.32)    $(.00)     $0.00          $(.32)
Year Ended 9/30/09          7.39       .40(c)        .60          1.00        (.40)     (.00)      (.12)          (.52)
Year Ended 9/30/08          8.07       .42(c)       (.70)         (.28)       (.40)     (.00)      0.00           (.40)
Year Ended 9/30/07          7.54       .40           .52           .92        (.39)     (.00)      0.00           (.39)
Year Ended 9/30/06          7.69       .44          (.15)          .29        (.44)     (.00)      0.00           (.44)

CLASS R
Year Ended 9/30/10         $7.87      $.30(c)     $  .64        $  .94       $(.31)    $(.00)     $0.00          $(.31)
Year Ended 9/30/09          7.39       .37(c)        .61           .98        (.38)     (.00)      (.12)          (.50)
11/5/07(i) to 9/30/08       8.14       .35(c)       (.75)         (.40)       (.35)     (.00)      0.00           (.35)

CLASS K
Year Ended 9/30/10         $7.87      $.32(c)     $  .64        $  .96       $(.33)    $(.00)     $0.00          $(.33)
Year Ended 9/30/09          7.38       .40(c)        .61          1.01        (.40)     (.00)      (.12)          (.52)
11/5/07(i) to 9/30/08       8.14       .36(c)       (.75)         (.39)       (.37)     (.00)      0.00           (.37)

CLASS I
Year Ended 9/30/10         $7.87      $.34(c)     $  .64        $  .98       $(.35)    $(.00)     $0.00          $(.35)
Year Ended 9/30/09          7.39       .36(c)        .66          1.02        (.42)     (.00)      (.12)          (.54)
11/5/07(i) to 9/30/08       8.14       .47(c)       (.83)         (.36)       (.39)     (.00)      0.00           (.39)

HIGH INCOME
CLASS A
Year Ended 10/31/10        $8.24      $.69(c)     $  .96        $ 1.65(h)    $(.70)    $(.00)     $0.00          $(.70)
Year Ended 10/31/09         5.85       .67(c)       2.44          3.11        (.69)     (.01)      (.02)          (.72)
Year Ended 10/31/08         9.02       .61(c)      (2.87)        (2.26)(h)    (.68)     (.00)      (.23)          (.91)
Year Ended 10/31/07         8.97       .56           .41           .97        (.57)     (.00)      (.35)          (.92)
Year Ended 10/31/06         8.70       .55           .43           .98        (.57)     (.00)      (.14)          (.71)

CLASS R
Year Ended 10/31/10        $8.24      $.67(c)     $  .96        $ 1.63(h)    $(.68)    $(.00)     $0.00          $(.68)
Year Ended 10/31/09         5.85       .67(c)       2.43          3.10        (.68)     (.01)      (.02)          (.71)
1/28/08(g) to 10/31/08      8.52       .46(c)      (2.66)        (2.20)(h)    (.47)     (.00)      0.00           (.47)

CLASS K
Year Ended 10/31/10        $8.24      $.69(c)     $  .96        $ 1.65(h)    $(.70)    $(.00)     $0.00          $(.70)
Year Ended 10/31/09         5.85       .68(c)       2.44          3.12        (.70)     (.01)      (.02)          (.73)
1/28/08(i) to 10/31/08      8.52       .47(c)      (2.66)        (2.19)(h)    (.48)     (.00)      0.00           (.48)

CLASS I
Year Ended 10/31/10        $8.25      $.71(c)     $  .97        $ 1.68(h)    $(.73)    $(.00)     $0.00          $(.73)
Year Ended 10/31/09         5.85       .70(c)       2.44          3.14        (.71)     (.01)      (.02)          (.74)
1/28/08(i) to 10/31/08      8.52       .49(c)      (2.67)        (2.18)(h)    (.49)     (.00)      0.00           (.49)
--------------------------------------------------------------------------------------------------------------------------

Please refer to the footnotes on pages 47 through 48.

46

                                            RATIOS/SUPPLEMENTAL DATA
                         --------------------------------------------------------------
              TOTAL                                           RATIO OF NET
            INVESTMENT                       RATIO OF          INVESTMENT
NET ASSET  RETURN BASED    NET ASSETS,       EXPENSES            INCOME        PORTFOLIO
VALUE, END ON NET ASSET   END OF PERIOD     TO AVERAGE         TO AVERAGE      TURNOVER
OF PERIOD   VALUE (b)    (000'S OMITTED)    NET ASSETS         NET ASSETS        RATE
----------------------------------------------------------------------------------------
  $8.50        12.38%      $1,744,323        .98%(e)(f)(g)       3.98%(c)(e)       69%
   7.87        14.65        1,367,036        .93(f)(g)           5.65(c)           91
   7.39        (3.75)       1,425,649       1.04(f)(g)           5.19(c)          140
   8.07        12.47        1,071,398       1.80(g)              5.09             170
   7.54         3.90          935,901       1.04(e)              5.81(e)          104

  $8.50        12.15%      $   11,857       1.15%(e)(f)(g)       3.66%(c)(e)       69%
   7.87        14.38            2,302       1.15(f)(g)           5.35(c)           91
   7.39        (5.15)             122       1.24(f)(g)(j)        4.92(c)(j)       140

  $8.50        12.46%      $    1,261        .90%(e)(f)(g)       3.88%(c)(e)       69%
   7.87        14.88              392        .89(f)(g)           5.63(c)           91
   7.38        (5.07)              59        .99(f)(g)(j)        5.06(c)(j)       140

  $8.50        12.77%      $    9,931        .63%(e)             4.17%(c)(e)       69%
   7.87        15.00            2,897        .60(f)(g)           5.88(c)           91
   7.39        (4.72)              67        .74(f)(g)(j)        5.45(c)(j)       140

  $9.19        20.85%(d)   $1,326,974        .99%(e)(f)(g)       7.93%(c)(e)       26%
   8.24        57.11(d)       780,222        .99(f)(g)          10.13(c)           46
   5.85       (27.49)(d)      450,517       1.03(e)(f)(g)        7.65(c)(e)        74
   9.02        11.54          281,677       1.41(e)(g)           6.24(e)           67
   8.97        11.87          235,763       1.48(g)              6.32              75

  $9.19        20.62%(d)   $   13,250       1.18%(e)(f)(g)       7.70%(c)(e)       26%
   8.24        56.83(d)         3,754       1.19(f)(g)           9.86(c)           46
   5.85       (27.09)(d)        1,443       1.18(e)(f)(g)(j)     7.62(c)(e)(j)     74

  $9.19        20.94%(d)   $    1,624        .95%(e)(f)(g)       8.04%(c)(e)       26%
   8.24        57.24(d)         1,328        .94(f)(g)          10.18(c)           46
   5.85       (26.94)(d)          753        .93(e)(f)(g)(j)     8.01(c)(e)(j)     74

  $9.20        21.23%(d)   $   17,272        .67%(e)(f)(g)       8.03%(c)(e)       26%
   8.25        57.79(d)           306        .69(f)(g)          10.45(c)           46
   5.85       (26.84)(d)          165        .69(e)(f)(g)(j)     8.09(c)(e)(j)     74
----------------------------------------------------------------------------------------

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment is made at the NAV at the beginning of the period, reinvestment of all dividends and distributions at the NAV during the period, and a redemption on the last day of the period. Initial sales charges or CDSC, if applicable, are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.

(c)Net of fees waived and expenses reimbursed by the Adviser.

(d)Includes the impact of proceeds received, and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class.

                                                                             47

                                     FOR FISCAL YEAR ENDED
----------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE BOND    October 31, 2010     .01%
                                       October 31, 2009     .01%
                                       October 31, 2008     .21%
                                       October 31, 2007     .61%
ALLIANCEBERNSTEIN DIVERSIFIED YIELD    October 31, 2010     .55%
                                       October 31, 2009     .57%
                                       October 31, 2008     .81%
                                       October 31, 2007    4.31%
ALLIANCEBERNSTEIN HIGH INCOME          October 31, 2010     .15%
                                       October 31, 2009     .05%
                                       October 31, 2008     .41%

(e)The ratio includes expenses attributable to costs of proxy solicitation.

(f)Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses for the respective years ended, the expense ratios would have been as follows:

                                      2010  2009   2008   2007   2006
----------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE BOND
Class A                              1.11%* 1.11% 1.09%   1.54% 1.34%*
Class R                              1.37%* 1.38% 1.25%   1.74% 1.57%*
Class K                              1.09%* 1.05% 1.02%   1.53% 1.27%*
Class I                               .81%*  .72%  .64%   1.09%  .88%*
ALLIANCEBERNSTEIN DIVERSIFIED YIELD
Class A                              1.55%* 1.69% 1.65%
Class R                              1.88%* 1.96% 1.88%
Class K                              1.29%* 1.68% 1.53%
Class I                              1.18%* 1.25% 1.28%
ALLIANCEBERNSTEIN GLOBAL BOND
Class A                              1.02%* 1.00% 1.15%
Class R                              1.35%* 1.31% 1.48%+
Class K                              1.06%*  .98% 1.09%+
Class I                               .63%   .60%  .77%+
ALLIANCEBERNSTEIN HIGH INCOME
Class A                              1.04%* 1.13% 1.13%*+
Class R                              1.37%* 1.36% 1.43%*+
Class K                              1.08%* 1.10% 1.12%*+
Class I                               .72%*  .72%  .79%*+
--------
   *The ratio includes expenses attributable to costs of proxy solicitation.
   +Annualized.

(g)Includes interest expense. For the following Funds, the ratio of gross expenses to average net assets, excluding interest expense (and any related expenses), would have been as follows:

                                      2010  2009    2008     2007   2006
-------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERMEDIATE BOND
Class A                              1.05%* 1.07%
Class R                              1.34%* 1.33%
Class K                              1.03%* 1.01%
Class I                               .69%*  .68%
ALLIANCEBERNSTEIN DIVERSIFIED YIELD
Class A                                                            1.72%*
Class R                                                            1.98%*
Class K                                                            1.75%*
Class I                                                            1.41%*
ALLIANCEBERNSTEIN GLOBAL BOND
Class A                               .95%*  .97% 1.01%(j)  1.05%
Class R                              1.29%* 1.27% 1.34%(j)
Class K                              1.01%*  .93%  .95%(j)
Class I                               .57%*  .54%  .63%(j)
ALLIANCEBERNSTEIN HIGH INCOME
Class A                              1.00%* 1.09% 1.07%*(j) 1.14%* 1.14%
Class R                              1.34%* 1.32% 1.40%*(j)
Class K                              1.03%* 1.06% 1.09%*(j)
Class I                               .71%*  .68%  .75%*(j)
--------
   *The ratio includes expenses attributable to costs of proxy solicitation.

(h)Amount includes contribution from the Adviser of less than $.005.

(i)Commencement of distribution.

(j)Annualized.

48

APPENDIX A
--------------------------------------------------------------------------------

BOND RATINGS
MOODY'S INVESTORS SERVICE, INC.
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in
   Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS SERVICES
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt.
However, it faces major ongoing

                                                                            A-1

uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

FITCH RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued
timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category or in categories below B.

NR--Indicates that Fitch does not rate the specific issue.

DOMINION BOND RATING SERVICE LIMITED
Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the
"middle" of the category. The AAA and D categories do not utilize "high",
"middle", and "low" as differential grades.

AAA--Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that Dominion has set for this category, few entities are able to achieve a AAA rating.

AA--Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition Dominion has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A-2

A--Long-term debt rated A is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While A is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

BBB--Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB--Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the
BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B--Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC, CC and C--Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B.
Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D--A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, Dominion may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by
Dominion.

                                                                            A-3

APPENDIX B
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between the Adviser and the New York State Attorney
General requires the Funds to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and
Expenses of the Fund" in the Summary Information at the beginning of this
Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each Fund is the same as stated under "Financial
Highlights." If you wish to obtain hypothetical investment information for other classes of shares of each Fund, please refer to the "Mutual Fund Fees &
Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

ALLIANCEBERNSTEIN INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
     ---------------------------------------------------------------------
     1       $10,000.00   $  500.00   $10,500.00  $   93.45    $10,406.55
     2        10,406.55      520.33    10,926.88     121.29     10,805.59
     3        10,805.59      540.28    11,345.87     125.94     11,219.93
     4        11,219.93      561.00    11,780.93     130.77     11,650.16
     5        11,650.16      582.51    12,232.67     135.78     12,096.89
     6        12,096.89      604.84    12,701.73     140.99     12,560.74
     7        12,560.74      628.04    13,188.78     146.40     13,042.38
     8        13,042.38      652.12    13,694.50     152.01     13,542.49
     9        13,542.49      677.12    14,219.61     157.84     14,061.77
     10       14,061.77      703.09    14,764.86     163.89     14,600.97
     ---------------------------------------------------------------------
     Total                $5,969.33               $1,368.36

ALLIANCEBERNSTEIN GLOBAL BOND FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
     ---------------------------------------------------------------------
     1       $10,000.00   $  500.00   $10,500.00  $  102.90    $10,397.10
     2        10,397.10      519.86    10,916.96     111.35     10,805.61
     3        10,805.61      540.28    11,345.89     115.73     11,230.16
     4        11,230.16      561.51    11,791.67     120.28     11,671.39
     5        11,671.39      583.57    12,254.96     125.00     12,129.96
     6        12,129.96      606.50    12,736.46     129.91     12,606.55
     7        12,606.55      630.33    13,236.88     135.02     13,101.86
     8        13,101.86      655.09    13,756.95     140.32     13,616.63
     9        13,616.63      680.83    14,297.46     145.83     14,151.63
     10       14,151.63      707.58    14,859.21     151.56     14,707.65
     ---------------------------------------------------------------------
     Total                $5,985.55               $1,277.90

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
     ---------------------------------------------------------------------
     1       $10,000.00   $  500.00   $10,500.00  $   94.50    $10,405.50
     2        10,405.50      520.28    10,925.78     169.35     10,756.43
     3        10,756.43      537.82    11,294.25     175.06     11,119.19
     4        11,119.19      555.96    11,675.15     180.96     11,494.19
     5        11,494.19      574.71    12,068.90     187.07     11,881.83
     6        11,881.83      594.09    12,475.92     193.38     12,282.54
     7        12,282.54      614.13    12,896.67     199.90     12,696.77
     8        12,696.77      634.84    13,331.61     206.64     13,124.97
     9        13,124.97      656.25    13,781.22     213.61     13,567.61
     10       13,567.61      678.38    14,245.99     220.81     14,025.18
     ---------------------------------------------------------------------
     Total                $5,866.46               $1,841.28

B-1

ALLIANCEBERNSTEIN HIGH INCOME FUND
--------------------------------------------------------------------------------

                         HYPOTHETICAL INVESTMENT              HYPOTHETICAL
            HYPOTHETICAL PERFORMANCE    AFTER    HYPOTHETICAL    ENDING
     YEAR    INVESTMENT    EARNINGS    RETURNS    EXPENSES*    INVESTMENT
     ---------------------------------------------------------------------
     1       $10,000.00   $  500.00   $10,500.00  $  103.95    $10,396.05
     2        10,396.05      519.80    10,915.85     113.52     10,802.33
     3        10,802.33      540.12    11,342.45     117.96     11,224.49
     4        11,224.49      561.22    11,785.71     122.57     11,663.14
     5        11,663.14      583.16    12,246.30     127.36     12,118.94
     6        12,118.94      605.95    12,724.89     132.34     12,592.55
     7        12,592.55      629.63    13,222.18     137.51     13,084.67
     8        13,084.67      654.23    13,738.90     142.88     13,596.02
     9        13,596.02      679.80    14,275.82     148.47     14,127.35
     10       14,127.35      706.37    14,833.72     154.27     14,679.45
     ---------------------------------------------------------------------
     Total                $5,980.28               $1,300.83

*Expenses are net of any fee waiver or expense waiver for the first year.
 Thereafter, the expense ratio reflects the Fund's operating expenses as reflected under "Fees and Expenses of the Fund" before waiver in the Summary
 Information at the beginning of this Prospectus.

                                                                            B-2

For more information about the Funds, the following documents are available upon request:

..  ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

..  STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Funds have an SAI, which contains more detailed information about the
Funds, including their operations and investment policies. The Funds' SAI and independent registered public accounting firm's reports and financial statements in each Fund's most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or the
SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting the Adviser:

BY MAIL:          c/o AllianceBernstein Investor Services, Inc.
                  P.O. Box 786003
                  San Antonio, TX 78278-6003

BY PHONE:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

ON THE INTERNET:  www.AllianceBernstein.com

Or you may view or obtain these documents from the Securities and Exchange
Commission (the "Commission"):

..  Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

..  Reports and other information about the Funds are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

..  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's
   Public Reference Section, Wash. DC 20549-1520.

You also may find these documents and more information about the Adviser and the Funds on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

                        FUND               SEC FILE NO.
                        -------------------------------
                        Intermediate Bond   811-02383
                        Global Bond         811-06554
                        Diversified Yield   811-07391
                        High Income         811-08188
                                                             PRO-RTMT-0115-0111

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